UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 4/30

Date of reporting period: 4/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Federal
Tax-Free Income Fund
April 30, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
SHAREHOLDER LETTER
Dear Shareholder:
After posting negative gross domestic product (GDP)
annualized growth rate of -0.6% in the second quarter 2022,
the U.S. economy rebounded with 3.2% in the third quarter
and 2.6% in the fourth. Moving into 2023, first quarter
growth slowed to 1.1%, but domestic demand remained
strong. Consumer spending held up well over the period
under review bolstered by a strong U.S. job market. The
unemployment rate hovered near 50-year lows, reaching
3.4% in April 2023. Inflation remained an overhang to the
market as the year-over-year change to the Consumer’s
Price Index (CPI) reached a multidecade high of 9.1%
in June 2022 before moderating to 4.9% in April 2023.
However, core CPI, which excludes the volatile energy and
food prices, stayed elevated at 5.6% due to strong increases in shelter costs over the previous year.
After abandoning its view that U.S. inflation pressures seen in 2021 and early 2022 were “transitory,” the U.S. Federal
Reserve (Fed) continued its tightening path started in March
2022. Over the period under review, the Fed aggressively
raised the federal funds target rate at a pace not seen since the 1980s, increasing the policy rate by a total of 450 basis points (bps) during the 12-month period, including four
75-bp hikes at its meetings in June, July, September and
November 2022. After slowing to a 50-bp hike in December
2022 and after slowing its rate increases to 25 bps at its
February and March 2023 meeting, the Fed signaled that
it was reaching a rate that was restrictive enough to bring
inflation down to its 2.0% target and create a slack in the
labor market. In March and April 2023, the U.S. regional
banking system showed signs of stress. This complicated
the Fed’s plans as expected tightening of credit standards
have the potential to act as quasi-rate hikes, lowering the
peak fed funds rate needed to achieve the Fed’s goal.
During the 12-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a +2.87%
total return, influenced by increased investor demand so
far in 2023 coupled with a limited supply of new bonds.

Municipal bond fundamentals remained strong, in our view,
due to prudent fiscal management by issuers.
Franklin Federal Tax-Free Income Fund’s annual report
includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition,
on our website, franklintempleton.com, you can find updated
commentary by our municipal bond team. Municipal bonds
provide tax-free income and offer diversification from other types of investments. Despite periods of volatility, municipal bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you know, all securities markets
fluctuate, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage the
Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you have
questions about your Franklin tax-free investment.
Sincerely,
Gregory E. Johnson
Chairman
Franklin Federal Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of April
30, 2023, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

franklintempleton.com
Annual Report

Contents
Annual Report
Franklin Federal Tax-Free Income Fund 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 47
Notes to Financial Statements 51
Report of Independent Registered
Public Accounting Firm 60
Tax Information 61
Board Members and Officers 62
Shareholder Information 67
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Federal Tax-Free Income Fund
This annual report for Franklin Federal Tax-Free Income
Fund covers the fiscal year ended April 30, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level of
income exempt from federal income taxes as is consistent
with prudent investment management and the preservation
of shareholders’ capital by normally investing at least 80% of its total assets in investment-grade municipal securities that pay interest free from such taxes.
1
Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $10.97 on April 30, 2022, to $10.72
on April 30, 2023. The Fund’s Class A shares paid dividends
totaling 33.8029 cents per share for the reporting period.
2
The Performance Summary beginning on page 5 shows that
at the end of this reporting period the Fund’s Class A shares’
distribution rate was 2.63% based on an annualization of
April’s 2.7388 cents per share dividend and the maximum
offering price of $11.14 on April 30, 2023. An investor in
the 2023 maximum federal personal income tax bracket
of 37.00% (plus 3.80% Medicare tax) would need to earn
a distribution rate of 4.44% from a taxable investment to
match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
*Does not include cash and cash equivalents.
Municipal Bond Market Overview
During the 12 months ended April 30, 2023, the U.S. Federal
Reserve (Fed) continued to tighten monetary policy as it tried to get inflation under control without tipping the economy into recession. After several outsized hikes of 75 basis points
(bps), the Fed slowed the pace of tightening to 50 bps in
December, followed by 25-bp increases in February and
March 2023. This last decision came in the face of regional
banking industry turmoil, though fears of widespread
contagion quickly abated.
The municipal bond (muni) market witnessed a challenging
year in 2022, primarily driven by the Fed’s monetary policy
tightening. High levels of uncertainty led to significant
outflows from muni retail vehicles. The first two months of
2023 saw a reversal of this trend as investors looked for
high-quality alternatives, but as market volatility returned flows turned negative. Issuance continued to be limited
with 2023 new issuance lagging the year prior by over 25%
across the first four months. Credit fundamentals remained
strong, as many issuers benefited from the post-COVID
economic recovery and federal aid.
Portfolio Composition
4/30/23
% of Total
Investments*
Transportation 18.54%
Health Care 17.71%
Utilities 11.40%
Housing 10.66%
Industrial Dev. Revenue and Pollution Control 9.88%
Special Tax 8.97%
Lease 6.05%
Education 5.89%
Local 5.10%
State General Obligation 2.85%
Refunded 2.59%
Other Revenue Bonds 0.36%
1. Dividends are generally subject to state and local taxes, if any. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distribu-
tions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all estimated tax-basis net investment income distributions for the period shown. A portion or all of the distribution may be reclassified as return of capital or short-term or long-term capital gains once final tax designations are known. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Over the last 12 months, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by
the Standard & Poor’s
®
500 Index, which posted a +2.66%
total return.
3
Investment-grade munis, as measured by
the Bloomberg Municipal Bond Index, posted a +2.87%
total return, while U.S. Treasuries, as measured by the
Bloomberg U.S. Treasury Index, posted a -0.93% total
return.
3
Investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Investment Grade Index,
posted a +0.68% total return.
3
Investment Strategy
We select securities that we believe provide the best balance between risk and return within the Fund’s range of allowable investments and typically use a buy-and-hold strategy. This
means we generally hold securities in the Fund’s portfolio for income purposes, rather than trading securities for capital
gains, although we may sell a security at any time if we
believe it could help the Fund meet its goal.
Manager’s Discussion
Our relative value-oriented approach of investing primarily
for income and preservation of principal, when combined
with a positive-sloping municipal yield curve, in which yields for longer-term bonds are higher than those for shorter-
term bonds, led us to favor longer-term bonds during the
period under review. Consistent with our strategy, we
sought to remain invested in bonds ranging from 20 to 30
years in maturity with good call features. Our relative-value, income-oriented philosophy also led the Fund to invest in
credit driven securities rated A and below as credit spreads widened, which provided both income and performance
during the reporting period. We believe our disciplined
relative value approach can help us achieve high, current,
tax-free income for shareholders.
Thank you for your continued participation in Franklin
Federal Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of April 30, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of April 30, 2023
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 4/30/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A : 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year +0.87% -2.91%
5-Year +6.60% +0.51%
10-Year +17.85% +1.27%
Advisor
1-Year +1.12% +1.12%
5-Year +7.87% +1.53%
10-Year +19.91% +1.83%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 2.63% 4.44% 3.30% 5.57%
Advisor 2.94% 4.97% 3.67% 6.20%
See page 7 for Performance Summary footnotes.

Franklin Federal Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(4/30/13–4/30/23)
Advisor Class
(4/30/13–4/30/23)

Franklin Federal Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest-rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s April dividend and the maximum offering price (NAV for Advisor Class) per share on 4/30/23.
7. Taxable equivalent distribution rate and yield assume the 2023 maximum federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: Morningstar. The Bloomberg Municipal Bond Index is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(5/1/22–4/30/23)
Share Class
Net Investment
Income
A $0.338029
A1 $0.353996
C $0.295480
R6 $0.369475
Advisor $0.364669
Total Annual Operating Expenses
10
Share Class
A 0.78%
Advisor 0.53%

Your Fund’s Expenses
Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
l
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 11/1/22
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
Ending
Account
Value 4/30/23
Expenses
Paid During
Period
11/1/22–4/30/23
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,085.30 $4.09 $1,020.88 $3.96 0.79%
A1 $1,000 $1,086.10 $3.31 $1,021.63 $3.20 0.64%
C $1,000 $1,083.30 $6.14 $1,018.90 $5.95 1.19%
R6 $1,000 $1,086.80 $2.60 $1,022.30 $2.52 0.50%
Advisor $1,000 $1,086.60 $2.78 $1,022.13 $2.70 0.54%

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
Year Ended
April 30, 2019
a
2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.97 $12.31 $11.60 $11.82 $11.62
Income from investment operations
b
:
Net investment income
c
......................... 0.34 0.31 0.33 0.35 0.25
Net realized and unrealized gains (losses) ........... (0.25) (1.35) 0.71 (0.22) 0.19
Total from investment operations .................... 0.09 (1.04) 1.04 0.13 0.44
Less distributions from:
Net investment income .......................... (0.34) (0.30) (0.33) (0.35) (0.24)
Net asset value, end of year ....................... $10.72 $10.97 $12.31 $11.60 $11.82
Total return
d
................................... 0.87% (8.62)% 9.01% 1.07% 3.87%
Ratios to average net assets
e
Expenses
f
..................................... 0.79%
g
0.77%
g
0.78%
g
0.77% 0.78%
Net investment income ........................... 3.21% 2.56% 2.72% 2.96% 3.45%
Supplemental data
Net assets, end of year (000’s) ..................... $1,940,290 $1,916,791 $1,770,979 $1,110,207 $567,500
Portfolio turnover rate ............................ 28.31% 22.08% 16.18% 20.23% 14.58%
a
For the period September 10, 2018 (effective date) to April 30, 2019.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2023 2022 2021 2020 2019
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.97 $12.31 $11.60 $11.82 $11.68
Income from investment operations
a
:
Net investment income
b
......................... 0.36 0.33 0.35 0.37 0.42
Net realized and unrealized gains (losses) ........... (0.26) (1.35) 0.70 (0.22) 0.16
Total from investment operations .................... 0.10 (1.02) 1.05 0.15 0.58
Less distributions from:
Net investment income .......................... (0.35) (0.32) (0.34) (0.37) (0.44)
Net asset value, end of year ....................... $10.72 $10.97 $12.31 $11.60 $11.82
Total return
c
................................... 1.02% (8.48)% 9.17% 1.22% 5.06%
Ratios to average net assets
Expenses
d
.................................... 0.64%
e
0.63%
e
0.63%
e
0.62% 0.63%
Net investment income ........................... 3.35% 2.71% 2.89% 3.11% 3.60%
Supplemental data
Net assets, end of year (000’s) ..................... $5,215,087 $6,256,503 $6,919,289 $6,833,018 $7,821,881
Portfolio turnover rate ............................ 28.31% 22.08% 16.18% 20.23% 14.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.96 $12.30 $11.59 $11.81 $11.68
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.26 0.29 0.31 0.35
Net realized and unrealized gains (losses) ........... (0.25) (1.34) 0.70 (0.22) 0.15
Total from investment operations .................... 0.05 (1.08) 0.99 0.09 0.50
Less distributions from:
Net investment income .......................... (0.30) (0.26) (0.28) (0.31) (0.37)
Net asset value, end of year ....................... $10.71 $10.96 $12.30 $11.59 $11.81
Total return
c
................................... 0.47% (8.99)% 8.58% 0.67% 4.39%
Ratios to average net assets
Expenses
d
.................................... 1.19%
e
1.18%
e
1.18%
e
1.17% 1.18%
Net investment income ........................... 2.79% 2.15% 2.35% 2.56% 3.05%
Supplemental data
Net assets, end of year (000’s) ..................... $246,760 $340,772 $543,196 $657,344 $841,909
Portfolio turnover rate ............................ 28.31% 22.08% 16.18% 20.23% 14.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended April 30,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.98 $12.32 $11.61 $11.83 $11.69
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.35 0.37 0.39 0.44
Net realized and unrealized gains (losses) ........... (0.25) (1.35) 0.70 (0.22) 0.15
Total from investment operations .................... 0.12 (1.00) 1.07 0.17 0.59
Less distributions from:
Net investment income .......................... (0.37) (0.34) (0.36) (0.39) (0.45)
Net asset value, end of year ....................... $10.73 $10.98 $12.32 $11.61 $11.83
Total return .................................... 1.17% (8.35)% 9.31% 1.37% 5.19%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.50% 0.48% 0.49% 0.49% 0.49%
Expenses net of waiver and payments by affiliates and
expense reduction
c
.............................. 0.49% 0.48%
d
0.49%
d
0.49%
d
0.49%
d
Net investment income ........................... 3.51% 2.88% 3.00% 3.24% 3.74%
Supplemental data
Net assets, end of year (000’s) ..................... $952,887 $761,716 $294,727 $196,774 $177,983
Portfolio turnover rate ............................ 28.31% 22.08% 16.18% 20.23% 14.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended April 30,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $10.98 $12.32 $11.61 $11.83 $11.69
Income from investment operations
a
:
Net investment income
b
......................... 0.37 0.34 0.36 0.38 0.43
Net realized and unrealized gains (losses) ........... (0.26) (1.35) 0.71 (0.22) 0.16
Total from investment operations .................... 0.11 (1.01) 1.07 0.16 0.59
Less distributions from:
Net investment income .......................... (0.36) (0.33) (0.36) (0.38) (0.45)
Net asset value, end of year ....................... $10.73 $10.98 $12.32 $11.61 $11.83
Total return .................................... 1.12% (8.39)% 9.27% 1.33% 5.15%
Ratios to average net assets
Expenses
c
..................................... 0.54%
d
0.52%
d
0.53%
d
0.52% 0.53%
Net investment income ........................... 3.44% 2.80% 2.98% 3.21% 3.70%
Supplemental data
Net assets, end of year (000’s) ..................... $998,541 $1,383,620 $1,829,553 $1,465,542 $1,210,861
Portfolio turnover rate ............................ 28.31% 22.08% 16.18% 20.23% 14.58%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Federal Tax-Free Income Fund
Schedule of Investments, April 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Management Investment Companies 0.0%
†
Capital Markets 0.0%
†
a
Franklin Municipal Green Bond ETF ..................................... 83,000 $ 1,981,210
Total Management Investment Companies (Cost $2,255,733) .....................
1,981,210
Principal
Amount
a a a a
Corporate Bonds 0.4%
Software 0.4%
b
Haven at Elgin LLC , 5.25% , 12/31/53 .................................... $ 35,660,000 36,095,986
Total Corporate Bonds (Cost $35,660,000) ......................................
36,095,986
c
Senior Floating Rate Interests 0.3%
Real Estate Management & Development 0.1%
b,d,e
TBG Hillcrest Senior II LP , Delayed Draw Term Loan , 5.861% , ( 1-month USD LIBOR +
1.55% ), 1/01/38 ................................................... 8,146,112 8,322,094
Residential REITs 0.2%
b,d,e
Centennial Gardens LP , Delayed Draw Term Loan , 5.579% , ( 1-month USD LIBOR +
1.55% ), 1/08/24 ................................................... 16,317,314 16,640,440
Total Senior Floating Rate Interests (Cost $24,463,426) ..........................
24,962,534
Municipal Bonds 97.6%
Alabama 1.9%
Alabama Public Health Care Authority (The) , State of Alabama Department of Public
Health , Revenue , 2015 , Refunding , 5% , 9/01/44 ........................... 17,085,000 17,446,710
Alabama Special Care Facilities Financing Authority-Birmingham , Ascension Health
Credit Group , Revenue , 2016 B , Refunding , 5% , 11/15/46 ................... 10,000,000 10,223,660
f
Black Belt Energy Gas District ,
Revenue, 2021 B, Mandatory Put, 4%, 12/01/26 ........................... 26,090,000 26,023,011
Revenue, 2022 B-1, Mandatory Put, 4%, 10/01/27 ......................... 32,950,000 32,829,831
Revenue, 2022 C-1, Mandatory Put, 5.25%, 6/01/29 ........................ 12,845,000 13,652,391
Revenue, 2022 F, Mandatory Put, 5.5%, 12/01/28 ......................... 24,715,000 26,323,712
Chilton County Health Care Authority , County of Chilton Sales Tax , Revenue , 2015 A ,
5% , 11/01/40 ..................................................... 8,425,000 8,543,317
g
County of Mobile , Revenue , 144A, 2020 , 4% , 11/01/45 ....................... 13,900,000 12,137,352
Health Care Authority of the City of Huntsville (The) , Health Care Authority of City of
Huntsville (The) Obligated Group , Revenue , 2020 B , 4% , 6/01/45 .............. 3,500,000 3,352,139
Jacksonville Public Educational Building Authority ,
Jacksonville State University, Revenue, 2023 A, AGMC Insured, 5.25%, 8/01/53 ... 8,000,000 8,572,782
Jacksonville State University, Revenue, 2023 A, AGMC Insured, 5.5%, 8/01/58 .... 2,000,000 2,170,990
f
Southeast Energy Authority A Cooperative District ,
Revenue, 2021 B, Mandatory Put, 4%, 12/01/31 ........................... 1,000,000 992,578
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 12,850,000 13,890,293
University of South Alabama , Revenue , 2019 A , BAM Insured , 5% , 4/01/49 ........
5,000,000 5,198,161
181,356,927
Alaska 0.4%
Alaska Municipal Bond Bank Authority ,
Revenue, 2015, Refunding, 5.25%, 10/01/36 ............................. 16,045,000 16,519,317
Revenue, 2015, Refunding, 5%, 10/01/39 ................................ 12,950,000 13,230,172
Northern Tobacco Securitization Corp. ,
Revenue, Senior Lien, 2021 A, 1, Refunding, 4%, 6/01/50 ................... 3,250,000 2,876,142
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 0.5%, 6/01/31 ................ 160,000 159,639
Revenue, Senior Lien, 2021 B-1, 2, Refunding, 4%, 6/01/50 .................. 2,000,000 1,997,232
34,782,502

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona 2.4%
Arizona Industrial Development Authority ,
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/32 ............. $ 205,000 $ 212,502
KIPP NYC Public Charter Schools, Revenue, 2021 B, 5%, 7/01/33 ............. 220,000 227,692
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/34 ............. 230,000 224,548
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/35 ............. 235,000 226,393
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/36 ............. 220,000 208,367
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/41 ............. 720,000 641,181
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/51 ............. 550,000 451,321
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/61 ............. 6,050,000 4,750,560
Leman Academy of Excellence Obligated Group, Revenue, 2022 A, Refunding, 4.5%,
7/01/54 ........................................................ 10,000,000 8,938,562
Arizona State University , Revenue , 2016 C , 5% , 7/01/42 ......................
9,000,000 9,328,950
f
Chandler Industrial Development Authority , Intel Corp. , Revenue , 2022-2 , Mandatory
Put , 5% , 9/01/27 .................................................. 9,000,000 9,380,625
City of Lake Havasu City , Wastewater System , Revenue , 2015 B , Refunding , AGMC
Insured , 5% , 7/01/40 ............................................... 15,000,000 15,446,334
City of Phoenix Civic Improvement Corp. ,
Airport, Revenue, Junior Lien, 2017 D, Refunding, 4%, 7/01/40 ............... 25,000,000 24,998,957
Airport, Revenue, Junior Lien, 2019 B, 5%, 7/01/49 ........................ 5,000,000 5,147,974
Phoenix Sky Harbor International Airport Customer Facility Charges, Revenue, 2019
A, 4%, 7/01/45 .................................................. 14,985,000 14,233,510
Glendale Industrial Development Authority , People of Faith, Inc. Obligated Group ,
Revenue , 2020 A , 5% , 5/15/56 ........................................ 10,000,000 8,237,714
Glendale Municipal Property Corp. , City of Glendale Excise Tax , Revenue , 2012 C ,
Refunding , 5% , 7/01/38 ............................................. 15,500,000 15,510,785
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 E, 4%, 1/01/45 ............... 10,000,000 9,595,840
Banner Health Obligated Group, Revenue, 2019 F, 4%, 1/01/45 ............... 25,000,000 23,989,600
Christian Care Obligated Group, Revenue, 2016 A, Pre-Refunded, 5%, 1/01/36 ... 5,000,000 5,222,641
Maricopa County Pollution Control Corp. ,
El Paso Electric Co., Revenue, 2009 A, Refunding, 3.6%, 2/01/40 ............. 19,500,000 17,302,149
Southern California Edison Co., Revenue, 2000 A, Refunding, 2.4%, 6/01/35 ..... 5,000,000 3,909,929
Salt River Project Agricultural Improvement & Power District , Revenue , 2023 A , 5% ,
1/01/50 ......................................................... 6,500,000 7,268,139
State of Arizona ,
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/32 ................. 6,000,000 7,426,738
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/34 ................. 5,000,000 6,309,127
Distribution, Revenue, 2005 B, NATL Insured, 5.5%, 7/01/35 ................. 9,860,000 12,435,240
University of Arizona (The) , Revenue , 2014 , 5% , 8/01/44 ......................
10,000,000 10,116,761
221,742,139
Arkansas 0.1%
Arkansas Development Finance Authority , Baptist Memorial Health Care Obligated
Group , Revenue , 2020 B-1 , Refunding , 5% , 9/01/44 ........................ 6,100,000 6,223,748
California 7.2%
g
Align Affordable Housing Bond Fund LP , Coronado Springs Tower LLC , Revenue ,
144A, 2020-2 , A , 4% , 9/01/27 ......................................... 17,835,000 17,311,364
f
ARC70 II TRUST , Revenue , 2021-1 , A , Mandatory Put , 4% , 12/01/37 ............ 11,360,000 9,595,330
f
California Community Choice Financing Authority ,
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 15,000,000 15,159,481
Revenue, 2023 A-1, Mandatory Put, 5%, 8/01/29 .......................... 5,000,000 5,307,171
Revenue, 2023 C, Mandatory Put, 5.25%, 10/01/31 ........................ 43,250,000 45,181,701
g
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 22,400,000 18,495,852
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 17,850,000 14,544,498

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
g
California Community Housing Agency, (continued)
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... $ 10,000,000 $ 6,425,188
California Statewide Communities Development Authority ,
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5%,
8/15/42 ........................................................ 425,000 453,534
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.125%,
8/15/47 ........................................................ 620,000 664,466
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.25%,
8/15/52 ........................................................ 7,815,000 8,386,028
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.375%,
8/15/57 ........................................................ 12,495,000 13,473,488
g
CMFA Special Finance Agency ,
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... 12,000,000 7,983,515
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 5,300,000 4,370,787
g
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,473,373
g
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 18,443,598
Corona-Norco Unified School District ,
GO, C, AGMC Insured, 6.2%, 8/01/29 .................................. 3,250,000 3,752,056
GO, C, Pre-Refunded, AGMC Insured, 6.8%, 8/01/39 ....................... 8,500,000 9,976,517
GO, C, AGMC Insured, Zero Cpn., 8/01/39 ............................... 7,500,000 3,721,010
g
CSCDA Community Improvement Authority ,
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 7,913,687
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 8,664,261
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 10,574,392
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 13,700,000 11,484,917
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 6,807,417
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 3,105,000 2,626,696
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 7,855,000 5,948,072
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 12,691,682
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 9,519,496
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 1,670,000 1,098,817
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 15,000,000 10,996,235
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 20,092,371
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 18,733,978
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 9,000,000 9,188,718
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/30 .............. 15,475,000 17,428,696
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 20,000,000 23,349,018
Los Angeles Department of Water & Power , Power System , Revenue , 2013 B ,
Refunding , 5% , 7/01/31 ............................................. 20,000,000 20,055,130
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
12,500,000 14,666,496
New Haven Unified School District ,
GO, 2009, AGMC Insured, Zero Cpn., 8/01/31 ............................ 2,055,000 1,564,978
GO, 2009, AGMC Insured, Zero Cpn., 8/01/32 ............................ 7,830,000 5,722,452
GO, 2009, AGMC Insured, Zero Cpn., 8/01/33 ............................ 7,660,000 5,366,144
Oro Grande Elementary School District ,
COP, 2020, Refunding, 4%, 9/15/24 .................................... 2,135,000 2,116,850
COP, 2020, Refunding, 4%, 9/15/25 .................................... 2,120,000 2,114,322
COP, 2020, Refunding, 4%, 9/15/27 .................................... 2,400,000 2,394,674
COP, 2020, Refunding, 4%, 9/15/28 .................................... 2,095,000 2,088,525
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/36 ......
20,000,000 11,216,740
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 39,805,000 41,147,961
San Jose Unified School District , GO , 2018 E , 4% , 8/01/42 ....................
10,600,000 10,693,663
San Mateo Foster City School District , GO , A , Zero Cpn., 8/01/42 ...............
50,000,000 49,512,120

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Mateo Union High School District ,
GO, 2011 A, Zero Cpn., 9/01/33 ....................................... $ 6,065,000 $ 5,691,395
GO, 2011 A, Zero Cpn., 9/01/41 ....................................... 20,000,000 19,479,936
Santa Ana Unified School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/35 ........................... 10,000,000 6,331,250
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 18,865,000 11,277,593
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/37 ........................... 10,000,000 5,657,288
h
Southern California Public Power Authority , Revenue , FRN , 2007 B , 4.695% , ( 3-month
USD LIBOR + 1.47% ), 11/01/38 ....................................... 6,000,000 5,355,889
State of California , GO , 2002 , NATL Insured , 5% , 10/01/32 ....................
20,000 20,040
West Contra Costa Unified School District ,
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/29 .................... 10,000,000 8,188,565
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/30 .................... 20,845,000 16,448,742
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/31 .................... 20,000,000 15,169,286
GO, C-1, Refunding, AGMC Insured, Zero Cpn., 8/01/32 .................... 10,730,000 7,806,316
670,923,765
Colorado 2.9%
City & County of Denver ,
Airport System, Revenue, 1992 C, NATL Insured, ETM, 6.125%, 11/15/25 ....... 3,590,000 3,811,593
Airport System, Revenue, 2013 B, 5.25%, 11/15/33 ........................ 16,405,000 16,567,751
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/37 .................. 10,000,000 10,534,423
Airport System, Revenue, 2018 A, Refunding, 5%, 12/01/48 .................. 25,500,000 26,176,484
Airport System, Revenue, 2018 A, Refunding, 5.25%, 12/01/48 ............... 26,000,000 27,007,734
Airport System, Revenue, 2022 D, Refunding, 5.75%, 11/15/45 ............... 10,000,000 11,360,711
Airport System, Revenue, 2022 D, Refunding, 5%, 11/15/53 .................. 10,000,000 10,478,565
Pledged Excise Tax, Revenue, 2018 A-1, 5%, 8/01/48 ...................... 39,690,000 40,846,706
Pledged Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/35 ................. 2,000,000 1,216,750
Pledged Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/36 ................. 2,500,000 1,446,241
Pledged Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/37 ................. 2,455,000 1,339,184
Pledged Excise Tax, Revenue, 2018 A-2, Zero Cpn., 8/01/38 ................. 2,000,000 1,032,547
Colorado Educational & Cultural Facilities Authority , James Irwin Educational
Foundation Obligated Group , Revenue , 2022 , 5% , 9/01/62 ................... 2,200,000 2,094,556
Colorado Health Facilities Authority ,
AdventHealth Obligated Group, Revenue, 2016 A, Refunding, 5%, 11/15/41 ...... 30,505,000 31,840,457
AdventHealth Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 12,000,000 12,538,354
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 4%, 8/01/49 13,000,000 11,790,520
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5.25%, 11/01/52 ...... 10,500,000 11,047,644
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 4,930,000 4,040,539
Intermountain Healthcare Obligated Group, Revenue, 2019 B, Refunding, 4%,
1/01/40 ........................................................ 10,000,000 10,022,827
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/45 ... 1,000,000 898,933
Parkview Medical Center, Inc. Obligated Group, Revenue, 2020 A, 4%, 9/01/50 ... 3,000,000 2,533,918
Eagle River Water & Sanitation District , Wastewater , Revenue , 2020 A , AGMC Insured ,
4% , 12/01/45 ..................................................... 1,250,000 1,239,150
g
Fiddlers Business Improvement District , GO , 144A, 2022 , Refunding , 5.55% , 12/01/47 3,500,000 3,531,387
Hunters Overlook Metropolitan District No. 5 ,
GO, 2019 A, 5%, 12/01/39 ........................................... 750,000 718,786
GO, 2019 A, 5%, 12/01/49 ........................................... 1,000,000 910,074
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2018 A , 5% , 12/01/46 ..................................... 2,875,000 3,026,694
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............
20,000,000 23,978,308
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 4% , 7/15/39 ............................................. 1,000,000 950,565

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Sterling Ranch Community Authority Board ,
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
3.75%, 12/01/40 ................................................. $ 500,000 $ 403,984
Sterling Ranch Colorado Metropolitan District No. 2, Revenue, 2020 A, Refunding,
4.25%, 12/01/50 ................................................. 1,150,000 904,801
274,290,186
Connecticut 0.2%
Connecticut State Health & Educational Facilities Authority ,
Hartford HealthCare Obligated Group, Revenue, 2020 A, 4%, 7/01/40 .......... 2,250,000 2,187,211
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/38 .......... 2,200,000 2,152,526
Hartford HealthCare Obligated Group, Revenue, 2021 A, 4%, 7/01/46 .......... 6,000,000 5,706,099
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 4%, 7/01/41 ... 5,000,000 4,740,662
University of Hartford (The), Revenue, 2022 P, 5.375%, 7/01/52 ............... 6,000,000 5,919,521
State of Connecticut , Special Tax , 2020 A , 4% , 5/01/39 .......................
1,650,000 1,669,961
22,375,980
Delaware 0.1%
County of Kent ,
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/40 ........................... 1,100,000 1,066,642
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/48 ........................... 1,485,000 1,376,734
CHF-Dover LLC, Revenue, 2018 A, 5%, 7/01/53 ........................... 1,100,000 1,002,849
Delaware State Economic Development Authority ,
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/41 .......... 1,600,000 1,480,418
Newark Charter School, Inc., Revenue, 2021, Refunding, 4%, 9/01/51 .......... 3,300,000 2,846,088
7,772,731
Florida 9.3%
Alachua County Health Facilities Authority ,
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/40 ........................................... 2,500,000 1,989,617
Oak Hammock at the University of Florida Obligated Group, Revenue, 2022,
Refunding, 4%, 10/01/46 ........................................... 1,750,000 1,293,255
Ave Maria Stewardship Community District , Special Assessment , 2022 A , Refunding ,
4% , 5/01/42 ...................................................... 5,020,000 4,273,855
Babcock Ranch Community Independent Special District ,
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/40 ................ 1,840,000 1,650,466
Assessment Area 3A, Special Assessment, 2020, 4%, 5/01/50 ................ 1,500,000 1,238,424
Brevard County Health Facilities Authority ,
Health First, Inc. Obligated Group, Revenue, 2014, Refunding, 5%, 4/01/39 ...... 5,000,000 5,059,004
Health First, Inc. Obligated Group, Revenue, 2022 A, Refunding, 5%, 4/01/52 ..... 10,000,000 10,462,908
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,572,794
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,100,000 1,149,110
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/35 ...... 1,000,000 1,024,217
Capital Trust Agency, Inc. ,
g
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 22,800,000 18,955,079
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/31 ................. 500,000 508,424
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/41 ................. 325,000 311,328
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/51 ................. 385,000 352,000
Lutz Preparatory School, Inc., Revenue, 2021 A, 4%, 6/01/56 ................. 485,000 432,725
g
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 2,000,000 1,355,779
Central Florida Expressway Authority ,
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/39 ..................... 5,000,000 4,993,083
Revenue, Senior Lien, 2016 B, Refunding, 4%, 7/01/40 ..................... 5,825,000 5,740,123
Revenue, Senior Lien, 2018, 5%, 7/01/48 ................................ 16,000,000 16,863,349

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Centre Lake Community Development District ,
Special Assessment, 2021, 3%, 5/01/42 ................................. $ 1,000,000 $ 720,894
Special Assessment, 2021, 4%, 5/01/52 ................................. 1,775,000 1,399,900
City of Atlantic Beach ,
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/38 ................................................... 1,105,000 1,029,179
Naval Continuing Care Retirement Foundation Obligated Group, Revenue, 2018 A,
5%, 11/15/53 ................................................... 9,235,000 7,724,350
City of Cape Coral , Water & Sewer , Revenue , 2017 , Refunding , 5% , 10/01/39 ......
10,000,000 10,536,960
City of Cocoa , Water & Sewer , Revenue , 2018 B , 5% , 10/01/48 .................
10,325,000 11,179,361
City of Fort Myers , Utility System , Revenue , 2019 A , Refunding , 4% , 10/01/44 ......
7,000,000 6,927,099
City of Gainesville ,
Utilities System, Revenue, 2017 A, 5%, 10/01/37 .......................... 5,000,000 5,363,000
Utilities System, Revenue, 2019 A, 5%, 10/01/44 .......................... 23,780,000 25,503,372
Utilities System, Revenue, 2019 A, 5%, 10/01/47 .......................... 9,000,000 9,570,298
City of Jacksonville ,
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 4%, 11/01/45 .. 5,000,000 4,575,670
Genesis Health, Inc. Obligated Group, Revenue, 2020, Refunding, 5%, 11/01/50 .. 15,000,000 15,296,130
City of Lakeland , Lakeland Regional Health Systems Obligated Group , Revenue , 2015 ,
5% , 11/15/45 ..................................................... 12,300,000 12,314,504
City of Melbourne ,
Water & Sewer, Revenue, 2000 A, FGIC Insured, ETM, Zero Cpn., 10/01/26 ...... 1,500,000 1,362,782
Water & Sewer, Revenue, 2002 B, Refunding, NATL Insured, Zero Cpn., 10/01/26 . 4,500,000 4,052,742
City of Miami Beach ,
Revenue, 2015 A, 5%, 9/01/40 ........................................ 11,000,000 11,305,518
Stormwater, Revenue, 2015, 5%, 9/01/41 ................................ 10,000,000 10,217,172
City of Palmetto , Renaissance Arts and Education, Inc. , Revenue , 2022 A , Refunding ,
5.25% , 6/01/52 ................................................... 3,000,000 3,018,013
City of Pompano Beach ,
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/50 ........................................................ 4,730,000 3,466,380
John Knox Village of Florida, Inc. Obligated Group, Revenue, 2021 A, 4%, 9/01/56 . 10,150,000 7,170,714
City of South Miami Health Facilities Authority, Inc. ,
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 5,000,000 4,790,721
Baptist Health South Florida Obligated Group, Revenue, 2017, Refunding, 5%,
8/15/47 ........................................................ 7,845,000 8,019,111
City of St. Petersburg , Public Utility , Revenue , 2018 , Refunding , 4% , 10/01/43 ......
15,000,000 15,001,544
City of Tampa ,
H Lee Moffitt Cancer Center & Research Institute Obligated Group, Revenue, 2016
B, Refunding, 5%, 7/01/37 ......................................... 5,000,000 5,124,009
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/35 ............ 755,000 468,566
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/36 ............ 800,000 468,876
State of Florida Cigarette Tax, Revenue, 2020 A, Zero Cpn., 9/01/37 ............ 800,000 441,859
County of Broward , Port Facilities , Revenue, Senior Lien , 2019 B , 4% , 9/01/49 .....
15,000,000 13,956,854
County of Hillsborough , Wastewater Impact Fee , Revenue , 2021 , 4% , 5/01/37 ......
650,000 668,497
County of Lee , Airport , Revenue , 2021 B , 4% , 10/01/38 .......................
7,435,000 7,272,794
County of Miami-Dade ,
Aviation, Revenue, 2014 B, Refunding, 5%, 10/01/37 ....................... 5,000,000 5,080,873
Aviation, Revenue, 2019 A, 5%, 10/01/49 ................................ 11,000,000 11,318,681
Aviation, Revenue, 2020 A, Refunding, 4%, 10/01/41 ....................... 4,950,000 4,887,644
Seaport Department, Revenue, Senior Lien, 2022 A, Refunding, 5.25%, 10/01/52 .. 6,000,000 6,414,712
Transit System, Revenue, 2015, Refunding, 5%, 7/01/35 .................... 7,000,000 7,254,152
Transit System, Revenue, 2018, 5%, 7/01/43 ............................. 10,000,000 10,634,649
Transit System, Revenue, 2018, 4%, 7/01/47 ............................. 5,000,000 4,819,508
Transit System, Revenue, 2020 A, 4%, 7/01/48 ........................... 5,000,000 4,807,297

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
County of Miami-Dade, (continued)
Water & Sewer System, Revenue, 2019 B, 4%, 10/01/49 .................... $ 27,500,000 $ 26,674,406
County of Monroe ,
Airport, Revenue, 2022, 5.25%, 10/01/47 ................................ 1,000,000 1,034,937
Airport, Revenue, 2022, 5%, 10/01/52 .................................. 1,500,000 1,513,735
County of Osceola , Transportation , Revenue , 2019 A-1 , Refunding , 5% , 10/01/49 ...
4,500,000 4,567,218
Crystal Cay Community Development District , Special Assessment , 2021 , 4% , 5/01/51
1,000,000 817,704
g
Downtown Doral South Community Development District , Assessment Area 2 , Special
Assessment , 144A, 2018 , 5% , 12/15/48 ................................. 4,000,000 3,801,194
g
Epperson North Community Development District , Special Assessment , 144A, 2018
A-1 , 5.5% , 11/01/39 ................................................ 1,500,000 1,528,172
Escambia County Health Facilities Authority ,
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/36 . 4,165,000 4,356,483
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/37 . 6,000,000 6,236,523
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 5%, 8/15/40 . 4,000,000 4,110,876
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/45 . 19,465,000 17,401,056
Baptist Hospital, Inc. Obligated Group, Revenue, 2020 A, Refunding, 4%, 8/15/50 . 18,985,000 16,441,678
Florida Development Finance Corp. ,
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/35 .......... 325,000 311,026
River City Education Obligated Group, Revenue, 2021 A, 4%, 7/01/45 .......... 600,000 508,835
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/33 .................................................... 1,350,000 1,406,100
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/39 .................................................... 5,350,000 5,332,057
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 7,000,000 6,396,207
Florida Housing Finance Corp. , Revenue , 2020-1 , GNMA Insured , 2.75% , 7/01/50 ...
1,430,000 1,157,319
Fort Pierce Utilities Authority ,
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/23 .................... 3,060,000 3,014,549
Revenue, 1999 B, AMBAC Insured, Zero Cpn., 10/01/24 .................... 2,560,000 2,437,933
Greater Orlando Aviation Authority , Revenue , 2019 A , 4% , 10/01/49 ..............
15,000,000 14,191,908
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 2,500,000 2,588,789
Heritage Harbour North Community Development District , Special Assessment , 2014 ,
5.125% , 5/01/45 ................................................... 2,170,000 2,137,636
Herons Glen Recreation District ,
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/45 ............. 1,515,000 1,496,494
Special Assessment, 2020, Refunding, BAM Insured, 4%, 5/01/50 ............. 1,800,000 1,737,567
Hillsborough County Aviation Authority ,
Revenue, 2015 A, 5%, 10/01/44 ....................................... 5,000,000 5,061,785
Revenue, 2018 A, 5%, 10/01/48 ....................................... 20,000,000 20,516,490
Revenue, 2018 E, 5%, 10/01/48 ....................................... 5,000,000 5,153,372
Hillsborough County Industrial Development Authority , Florida Health Sciences Center,
Inc. Obligated Group , Revenue , 2020 A , 4% , 8/01/50 ....................... 6,500,000 5,968,812
Hollywood Beach Community Development District I , Special Assessment , 2020 ,
Refunding , 4% , 10/01/45 ............................................ 4,000,000 3,758,133
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2019 , 5% , 11/15/44 ................................................ 6,360,000 5,999,670
g
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn., 5/01/57 27,000,000 22,140,000
Miami Beach Redevelopment Agency ,
Tax Allocation, 2015 A, Refunding, AGMC Insured, 5%, 2/01/40 ............... 5,000,000 4,977,199
Tax Allocation, 2015 A 2015 B, Refunding, AGMC Insured, 5%, 2/01/44 ......... 12,000,000 11,954,609
Miami-Dade County Expressway Authority ,
Revenue, 2013 A, Refunding, 5%, 7/01/29 ............................... 10,000,000 10,079,067
Revenue, 2013 A, Refunding, 5%, 7/01/32 ............................... 6,375,000 6,425,405
Revenue, A, 5%, 7/01/40 ............................................ 49,035,000 49,274,551

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Miami-Dade County Health Facilities Authority , Variety Children's Hospital Obligated
Group , Revenue , 2017 , Refunding , 4% , 8/01/47 ........................... $ 3,500,000 $ 3,260,671
Mid-Bay Bridge Authority , Revenue , 2015 A , Refunding , 5% , 10/01/40 ............
5,000,000 5,045,008
Middleton Community Development District A , Special Assessment , 2022 , 6.2% ,
5/01/53 ......................................................... 5,000,000 5,098,911
North Sumter County Utility Dependent District ,
Revenue, Senior Lien, 2019, BAM Insured, 5%, 10/01/44 .................... 4,000,000 4,299,335
Revenue, Senior Lien, 2019, 5%, 10/01/49 ............................... 3,635,000 3,800,079
Revenue, Senior Lien, 2019, 5%, 10/01/54 ............................... 7,000,000 7,283,639
Orange County Health Facilities Authority ,
Orlando Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/39 ..... 6,000,000 6,283,048
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/41 ............................................ 5,000,000 5,162,326
Presbyterian Retirement Communities, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 8/01/47 ............................................ 14,000,000 14,454,511
Palm Beach County Educational Facilities Authority ,
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/41 ....................................................... 3,695,000 3,379,403
Palm Beach Atlantic University Obligated Group, Revenue, 2021, Refunding, 4%,
10/01/46 ....................................................... 7,570,000 6,629,848
Palm Beach County Health Facilities Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 4%,
11/15/41 ....................................................... 500,000 417,092
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 B, 5%,
11/15/42 ....................................................... 1,000,000 954,382
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/41 .... 5,000,000 3,936,879
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 B, 5%, 5/15/47 .... 105,000 78,485
Pine Ridge Plantation Community Development District ,
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.625%,
5/01/34 ........................................................ 1,200,000 1,044,915
Special Assessment, Senior Lien, 2020 A-1, Refunding, AGMC Insured, 2.8%,
5/01/37 ........................................................ 995,000 812,971
Poitras East Community Development District , Special Assessment , 2023 , 5.25% ,
5/01/52 ......................................................... 2,500,000 2,445,363
Reunion West Community Development District , Assessment Area 1 , Special
Assessment , 2022 , Refunding , 3% , 5/01/36 .............................. 1,250,000 1,022,602
River Hall Community Development District , Special Assessment , 2021 A-1 , Refunding ,
3% , 5/01/36 ...................................................... 750,000 595,224
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/37 ........................................................ 2,350,000 2,153,297
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/42 ........................................................ 1,600,000 1,413,475
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2017 A, 5%,
1/01/47 ........................................................ 2,450,000 2,090,098
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/33 .............. 600,000 603,169
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/38 .............. 1,025,000 994,414
Sunnyside Village Obligated Group, Revenue, 2018, 5%, 5/15/48 .............. 1,850,000 1,660,251
Sarasota County Public Hospital District ,
Obligated Group, Revenue, 2022, 4%, 7/01/52 ............................ 15,000,000 13,817,609
Sarasota County Public Hospital District Obligated Group, Revenue, 2018, 4%,
7/01/48 ........................................................ 10,000,000 9,369,830
School District of Broward County , GO , 2022 , 5% , 7/01/51 .....................
26,045,000 28,310,602
South Broward Hospital District , South Broward Hospital District Obligated Group ,
Revenue , 2018 , 5% , 5/01/45 ......................................... 20,715,000 21,656,368
South Fork East Community Development District ,
Special Assessment, 2021, Refunding, 3%, 5/01/26 ........................ 100,000 97,284

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
South Fork East Community Development District, (continued)
Special Assessment, 2021, Refunding, 3%, 5/01/31 ........................ $ 248,000 $ 224,180
Special Assessment, 2021, Refunding, 3%, 5/01/38 ........................ 599,000 468,248
St. Johns County Industrial Development Authority , Presbyterian Retirement
Communities, Inc. Obligated Group , Revenue , 2020 A , Refunding , 4% , 8/01/55 ... 7,250,000 5,743,716
State of Florida ,
GO, 1999 D, Refunding, 6%, 6/01/23 ................................... 32,500,000 32,570,619
GO, 2016 F, Refunding, 4%, 6/01/37 ................................... 8,000,000 8,130,320
Tampa Sports Authority , Revenue , 1995 , NATL Insured , 6.1% , 10/01/26 ...........
1,680,000 1,781,456
Timber Creek Southwest Community Development District ,
Special Assessment, 2020, 4%, 6/15/40 ................................. 1,000,000 862,378
Special Assessment, 2020, 4%, 6/15/50 ................................. 2,000,000 1,572,600
Tohopekaliga Water Authority , Revenue , 2016 , Refunding , 5% , 10/01/46 ..........
5,000,000 5,287,075
Tohoqua Community Development District , Special Assessment , 2021 , 4% , 5/01/51 .
1,175,000 928,958
Touchstone Community Development District , Special Assessment, Senior Lien , 2022
A-1 , 5.5% , 5/01/53 ................................................. 1,800,000 1,896,505
Town of Palm Beach , GO , 2018 , 4% , 7/01/43 ..............................
5,000,000 5,076,850
University of North Florida Financing Corp. (The) , University of North Florida Dormitory
Facilities , Revenue , 2016 , Refunding , AGMC Insured , 5% , 11/01/35 ............ 5,000,000 5,307,565
Volusia County Educational Facility Authority ,
Embry-Riddle Aeronautical University, Inc., Revenue, 2017, Refunding, 5%, 10/15/47 5,000,000 5,180,501
Embry-Riddle Aeronautical University, Inc., Revenue, 2020 A, Refunding, 5%,
10/15/49 ....................................................... 3,000,000 3,138,734
i
Wildwood Utility Dependent District , Revenue , 2023 , AGMC Insured , 5.5% , 10/01/53 . 6,970,000 7,839,651
870,079,865
Georgia 4.3%
Atlanta Development Authority (The) ,
City of Atlanta Hotel Motel Tax, Revenue, 2015 A-1, 5.25%, 7/01/44 ............ 3,000,000 3,068,762
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/24 .. 6,385,000 6,413,342
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/25 .. 6,955,000 7,057,623
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/26 .. 5,000,000 5,141,106
Tuff Yamacraw LLC, Revenue, 2005 A, Refunding, AMBAC Insured, 5%, 1/01/27 .. 5,000,000 5,213,947
Brookhaven Development Authority , Children's Healthcare of Atlanta Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 15,040,000 14,392,433
City of Atlanta ,
Airport Passenger Facility Charge, Revenue, Sub. Lien, 2019 D, 4%, 7/01/36 ..... 15,800,000 15,947,788
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 29,500,000 30,461,656
Water & Wastewater, Revenue, 2018 A, Refunding, 5%, 11/01/40 .............. 4,655,000 4,985,249
Water & Wastewater, Revenue, 2018 B, Refunding, 5%, 11/01/47 .............. 4,845,000 5,117,287
Cobb County Kennestone Hospital Authority , WellStar Health System Obligated Group ,
Revenue , 2020 B , Refunding , 4% , 4/01/41 ............................... 50,000 48,885
Coweta County Development Authority , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 10,000,000 10,419,471
Development Authority for Fulton County , Piedmont Healthcare, Inc. Obligated Group ,
Revenue , 2019 A , 4% , 7/01/49 ........................................ 20,000,000 18,867,968
Development Authority of Burke County (The) ,
Oglethorpe Power Corp., Revenue, 2017, Refunding, 4.125%, 11/01/45 ......... 18,500,000 16,941,218
Oglethorpe Power Corp., Revenue, 2017 C, Refunding, 4.125%, 11/01/45 ....... 2,500,000 2,289,354
g
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 39,080,000 31,507,156
Fayette County Hospital Authority ,
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2014 A, Refunding, 5%,
7/01/39 ........................................................ 11,420,000 11,571,347
Piedmont Healthcare, Inc. Obligated Group, Revenue, 2016 A, 5%, 7/01/46 ...... 15,000,000 15,325,814
Fulton County Residential Care Facilities for the Elderly Authority , Lenbrook Square
Foundation Obligated Group , Revenue , 2016 , Refunding , 5% , 7/01/42 .......... 5,000,000 4,722,747

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
Gainesville & Hall County Hospital Authority , Northeast Georgia Health System
Obligated Group , Revenue , 2017 A , Refunding , 5% , 2/15/45 ................. $ 13,040,000 $ 13,434,010
Glynn-Brunswick Memorial Hospital Authority , Southeast Georgia Health System
Obligated Group , Revenue , 2017 , 5% , 8/01/47 ............................ 2,250,000 2,236,024
Main Street Natural Gas, Inc. ,
Revenue, 2007 A, 5.5%, 9/15/28 ...................................... 5,000,000 5,353,061
Revenue, 2021 C, 4%, 12/01/28 ....................................... 4,500,000 4,508,620
f
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 16,500,000 16,444,877
f
Revenue, 2022 A, Mandatory Put, 4%, 12/01/29 ........................... 14,500,000 14,444,031
f
Revenue, 2022 B, Mandatory Put, 5%, 6/01/29 ............................ 10,000,000 10,497,837
f,g
Revenue, 144A, 2022 C, Mandatory Put, 4%, 11/01/27 ...................... 49,155,000 47,298,484
f
Revenue, 2023 A, Mandatory Put, 5%, 6/01/30 ............................ 14,000,000 14,772,338
f
Revenue, 2023 B, Mandatory Put, 5%, 3/01/30 ............................ 30,080,000 32,156,627
Municipal Electric Authority of Georgia ,
Revenue, 2019 A, Refunding, 5%, 1/01/44 ............................... 4,580,000 4,723,361
Revenue, 2021 A, Refunding, 5%, 1/01/63 ............................... 7,920,000 7,878,227
Revenue, 2022 A, 5.5%, 7/01/63 ...................................... 2,500,000 2,592,594
Revenue, 2023 A, 5.5%, 7/01/64 ...................................... 5,000,000 5,193,101
Private Colleges & Universities Authority , Emory University , Revenue , 2013 A , 5% ,
10/01/43 ........................................................ 10,000,000 10,025,960
401,052,305
Hawaii 1.2%
City & County Honolulu , Wastewater System , Revenue, Senior Lien , 2018 A , 5% ,
7/01/47 ......................................................... 25,000,000 26,561,867
State of Hawaii ,
Airports System, Revenue, 2018 A, 5%, 7/01/43 ........................... 25,805,000 26,704,898
Airports System, Revenue, 2018 A, 5%, 7/01/48 ........................... 25,450,000 26,150,519
Airports System, Revenue, 2022 A, 4%, 7/01/47 ........................... 10,000,000 9,502,157
State of Hawaii Department of Budget & Finance ,
Hawaiian Electric Co., Inc., Revenue, 2019, Refunding, 3.2%, 7/01/39 .......... 10,000,000 8,466,018
Hawaiian Electric Co., Inc., Revenue, 2019, 3.5%, 10/01/49 .................. 17,035,000 13,598,301
110,983,760
Idaho 0.1%
Idaho Health Facilities Authority ,
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/36 ........................................................ 4,200,000 4,403,367
St. Luke's Health System Ltd. Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/37 ........................................................ 3,500,000 3,635,522
Trinity Health Corp. Obligated Group, Revenue, 2019 ID, 4%, 12/01/43 ......... 6,000,000 5,747,947
13,786,836
Illinois 5.4%
Chicago Board of Education , Dedicated Capital Improvement Tax , Revenue , 2023 ,
5.75% , 4/01/48 ................................................... 20,000,000 22,065,058
Chicago Midway International Airport ,
Revenue, 1998 C, Refunding, AGMC, NATL RE Insured, 5.5%, 1/01/24 ......... 3,500,000 3,549,853
Revenue, Second Lien, 2016 B, Refunding, 5%, 1/01/46 .................... 18,420,000 18,867,468
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2016 D, 5.25%, 1/01/42 ............................ 10,000,000 10,476,514
Revenue, Senior Lien, 2016 D, 5%, 1/01/47 .............................. 18,000,000 18,573,309
Revenue, Senior Lien, 2022 A, 5%, 1/01/55 .............................. 36,500,000 37,688,279
Chicago Park District ,
GO, 2020 C, BAM Insured, 4%, 1/01/41 ................................. 1,400,000 1,382,831
GO, 2020 C, BAM Insured, 4%, 1/01/42 ................................. 4,300,000 4,221,143
GO, 2020 D, BAM Insured, 4%, 1/01/37 ................................. 1,000,000 1,001,696

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Chicago Park District, (continued)
GO, 2020 D, BAM Insured, 4%, 1/01/38 ................................. $ 1,000,000 $ 999,589
GO, 2020 D, BAM Insured, 4%, 1/01/39 ................................. 1,000,000 990,721
GO, 2020 F-2, Refunding, 4%, 1/01/36 .................................. 1,250,000 1,256,738
GO, 2020 F-2, Refunding, 5%, 1/01/39 .................................. 1,625,000 1,730,852
GO, 2020 F-2, Refunding, 5%, 1/01/40 .................................. 1,625,000 1,723,056
Chicago Transit Authority Sales Tax Receipts Fund , Revenue, Second Lien , 2022 A ,
Refunding , 5% , 12/01/57 ............................................ 15,000,000 15,271,293
City of Chicago , GO , 2023 A , 5.5% , 1/01/40 ...............................
2,845,000 3,084,506
City of Galesburg , Knox College , Revenue , 2021 A , Refunding , 4% , 10/01/46 ......
7,000,000 6,130,639
City of Granite City , Waste Management of Illinois, Inc. , Revenue , 2002 , 1.25% ,
5/01/27 ......................................................... 5,750,000 5,120,008
Illinois Finance Authority ,
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/46 ................ 2,250,000 1,935,144
Bradley University, Revenue, 2021 A, Refunding, 4%, 8/01/51 ................ 4,650,000 3,874,532
Christian Homes, Inc. Obligated Group, Revenue, 2021 A, 4%, 5/15/41 ......... 3,480,000 2,370,487
Christian Homes, Inc. Obligated Group, Revenue, 2021 B, Refunding, 3.25%,
5/15/27 ........................................................ 2,280,000 2,032,407
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/41 .............................. 750,000 682,318
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/51 .............................. 1,000,000 849,885
Lawndale Educational & Regional Network Charter School Obligated Group,
Revenue, 2021, Refunding, 4%, 11/01/56 .............................. 750,000 620,210
Mercy Health Corp. Obligated Group, Revenue, 2016, Refunding, 5%, 12/01/46 ... 30,000,000 30,325,323
Illinois Housing Development Authority , Revenue , 2022 G , GNMA Insured , 5% ,
10/01/46 ........................................................ 3,500,000 3,622,795
Macon County School District No. 61 Decatur ,
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/40 ....................... 3,700,000 3,699,234
GO, 2020 C, Refunding, AGMC Insured, 4%, 1/01/45 ....................... 3,125,000 3,066,628
Metropolitan Pier & Exposition Authority ,
Revenue, 1996, ETM, 7%, 7/01/26 ..................................... 6,240,000 6,614,411
Revenue, 2002 A, NATL Insured, Zero Cpn., 12/15/37 ...................... 10,000,000 5,272,453
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 500,000 458,823
Revenue, 2022 A, Refunding, 4%, 12/15/47 .............................. 365,000 322,579
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 36,000,000 30,980,253
Southwestern Illinois Development Authority ,
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn., 12/01/24 .................................. 3,850,000 3,627,311
Madison County Community Unit School District No. 7 Edwardsville, Revenue, 2007,
AGMC Insured, Zero Cpn., 12/01/26 .................................. 7,700,000 6,774,479
State of Illinois ,
GO, 2016, 5%, 11/01/35 ............................................. 1,000,000 1,034,480
GO, 2017 A, 5%, 12/01/36 ........................................... 6,070,000 6,368,987
GO, 2017 A, 4.25%, 12/01/40 ......................................... 3,150,000 3,126,479
GO, 2017 D, 5%, 11/01/28 ........................................... 6,425,000 6,900,234
GO, 2019 A, 5%, 11/01/28 ........................................... 10,000,000 10,879,681
GO, 2019 B, 4%, 11/01/34 ........................................... 2,600,000 2,630,352
GO, 2019 C, 4%, 11/01/40 ........................................... 2,500,000 2,406,175
GO, 2019 C, 4%, 11/01/43 ........................................... 4,190,000 3,959,858
GO, 2020, 5.75%, 5/01/45 ........................................... 7,965,000 8,726,770
GO, 2020 C, 4%, 10/01/37 ........................................... 3,685,000 3,633,863
GO, 2020 C, 4%, 10/01/38 ........................................... 9,750,000 9,522,275
GO, 2020 C, 4%, 10/01/39 ........................................... 4,585,000 4,445,429
GO, 2020 C, 4%, 10/01/41 ........................................... 3,010,000 2,880,236
GO, 2021 A, 4%, 3/01/38 ............................................ 5,000,000 4,911,455
GO, 2021 B, 5%, 3/01/25 ............................................ 4,500,000 4,616,868

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
State of Illinois, (continued)
GO, 2022 B, 5%, 10/01/30 ........................................... $ 14,650,000 $ 16,296,776
GO, 2022 B, 5%, 10/01/31 ........................................... 26,500,000 29,759,511
GO, 2022 C, 5%, 10/01/38 ........................................... 15,000,000 16,231,158
GO, 2022 C, 5.5%, 10/01/40 ......................................... 18,050,000 20,164,341
GO, 2022 C, 5.5%, 10/01/41 ......................................... 10,000,000 11,139,946
GO, 2022 C, 5.5%, 10/01/44 ......................................... 16,000,000 17,696,024
i
GO, 2023 B, 5.5%, 5/01/47 .......................................... 2,500,000 2,736,829
Sales Tax, Revenue, 2016 C, Refunding, 4%, 6/15/26 ...................... 5,000,000 5,087,931
Tri-County River Valley Development Authority ,
Cedars of Lebanon Affordable LLC, Revenue, 2021 A, Pre-Refunded, 3.75%,
12/01/36 ....................................................... 10,090,000 10,648,802
Cedars of Lebanon Affordable LLC, Revenue, 2021 B, Pre-Refunded, 5.75%,
12/01/36 ....................................................... 785,000 823,107
g
Upper Illinois River Valley Development Authority ,
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4%, 12/01/40 ........................................... 7,565,000 6,205,531
2018 IAVF Timber Oaks & Prairie View Obligated Group, Revenue, 144A, 2020 A,
Refunding, 4.5%, 12/01/50 ......................................... 34,795,000 27,102,111
501,198,034
Indiana 2.8%
City of Whiting , BP Products North America, Inc. , Revenue , 2021 , 3% , 11/01/51 .....
10,000,000 7,232,846
Hammond Multi-School Building Corp. , Hammond School City , Revenue , 2018 , 5% ,
7/15/38 ......................................................... 3,000,000 3,145,190
Indiana Finance Authority ,
BHI Senior Living Obligated Group, Revenue, 2016 A, 5.25%, 11/15/46 ......... 11,955,000 11,306,677
BHI Senior Living Obligated Group, Revenue, 2018 A, 5%, 11/15/53 ............ 15,000,000 13,291,683
BHI Senior Living Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/41 ... 7,250,000 5,836,209
Citizens Wastewater of Westfield LLC, Revenue, 2019 A, Refunding, 5%, 10/01/48 16,665,000 17,672,141
CWA Authority, Inc., Revenue, First Lien, 2012 A, 4%, 10/01/42 ............... 24,690,000 24,580,643
CWA Authority, Inc., Revenue, First Lien, 2014 A, 5%, 10/01/39 ............... 30,000,000 30,591,507
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/43 .. 7,000,000 5,238,113
Greencroft Goshen Obligated Group, Revenue, 2021 A, Refunding, 4%, 11/15/51 .. 3,000,000 2,061,326
i
Greencroft Goshen Obligated Group, Revenue, 2023 A, Refunding, 4%, 11/15/37 .. 5,000,000 4,013,787
Indianapolis Power & Light Co., Revenue, 2021 A, Refunding, 1.4%, 8/01/29 ..... 5,000,000 4,415,027
Marion County Capital Improvement Board, Revenue, 2015 A, Refunding, 5.25%,
2/01/37 ........................................................ 10,000,000 10,325,370
Ohio Valley Electric Corp., Revenue, 2010 B, 2.5%, 11/01/30 ................. 3,925,000 3,447,482
University of Evansville, Revenue, 2022 A, Refunding, 5.25%, 9/01/57 .......... 10,000,000 9,481,970
Indiana Municipal Power Agency ,
Revenue, 2016 A, Refunding, 4%, 1/01/42 ............................... 5,860,000 5,763,576
Revenue, 2016 A, Refunding, 5%, 1/01/42 ............................... 21,290,000 22,029,576
Indiana University , Revenue , 2020 A , Refunding , 4% , 6/01/45 ..................
6,500,000 6,508,592
Indianapolis Local Public Improvement Bond Bank ,
Revenue, 2017, Refunding, 5%, 1/01/40 ................................. 23,225,000 24,969,829
Revenue, 2019 A, 4%, 2/01/44 ........................................ 3,000,000 3,000,009
Revenue, 2019 A, 5%, 2/01/49 ........................................ 41,970,000 43,961,380
Northern Indiana Commuter Transportation District , Revenue , 2016 , 5% , 7/01/41 ...
6,000,000 6,222,929
265,095,862
Iowa 0.7%
Iowa Finance Authority ,
Iowa Fertilizer Co. LLC, Revenue, 2022, Refunding, 5%, 12/01/50 ............. 8,000,000 7,952,258
Iowa Health System Obligated Group, Revenue, 2018 B, Refunding, 5%, 2/15/48 .. 7,500,000 7,755,429
Lifespace Communities, Inc. Obligated Group, Revenue, 2016 A, 5%, 5/15/41 .... 760,000 598,406
Lifespace Communities, Inc. Obligated Group, Revenue, 2018 A, 5%, 5/15/48 .... 2,725,000 2,023,920

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Iowa (continued)
Iowa Finance Authority, (continued)
f
Lifespace Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding,
Mandatory Put, 3.91%, 5/15/26 ...................................... $ 8,250,000 $ 7,458,582
Iowa Tobacco Settlement Authority ,
Revenue, 2021 A-2, 1, Refunding, 4%, 6/01/49 ............................ 20,730,000 18,676,405
Revenue, 2021 B-1, 2, Refunding, 4%, 6/01/49 ........................... 25,285,000 25,037,612
69,502,612
Kansas 0.4%
Wyandotte County-Kansas City Unified Government ,
Utility System, Revenue, 2014 A, Refunding, 5%, 9/01/44 .................... 3,000,000 3,028,613
Utility System, Revenue, 2016 A, 5%, 9/01/45 ............................ 10,000,000 10,206,005
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/41 ................... 5,000,000 5,184,089
Utility System, Revenue, 2016 C, Refunding, 5%, 9/01/46 ................... 16,565,000 17,122,477
35,541,184
Kentucky 1.9%
Campbell Kenton & Boone Counties Sanitation District No. 1 , Revenue , 2019 ,
Refunding , 4% , 8/01/34 ............................................. 4,310,000 4,455,589
City of Hazard , Appalachian Regional Healthcare Obligated Group , Revenue , 2021 ,
Refunding , 3% , 7/01/46 ............................................. 2,000,000 1,486,625
City of Owensboro ,
Electric Light & Power System, Revenue, 2017, Refunding, 4%, 1/01/27 ......... 1,250,000 1,298,943
Water, Revenue, 2018, Refunding, BAM Insured, 4%, 9/15/45 ................ 5,000,000 4,879,302
County of Boyle , Centre College of Kentucky , Revenue , 2017 , Refunding , 5% , 6/01/37
2,000,000 2,093,149
County of Carroll ,
Kentucky Utilities Co., Revenue, 2008 A, Refunding, 2%, 2/01/32 .............. 3,000,000 2,489,365
f
Kentucky Utilities Co., Revenue, 2016 A, Refunding, Mandatory Put, 1.55%, 9/01/26 2,000,000 1,820,714
County of Warren , Bowling Green-Warren County Community Hospital Corp. , Revenue ,
2012 A , 5% , 10/01/33 ............................................... 1,000,000 1,000,062
Eastern Kentucky University , Revenue , 2018 A , 4% , 10/01/37 ..................
1,540,000 1,564,676
Fayette County School District Finance Corp. ,
Fayette County School District, Revenue, 2015 D, 5%, 8/01/34 ................ 1,985,000 2,045,476
Fayette County School District, Revenue, 2018 A, 4%, 5/01/38 ................ 1,000,000 996,657
Hopkins County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .......
2,340,000 1,659,474
Kentucky Bond Development Corp. ,
Revenue, 2018 A, 5%, 9/01/48 ........................................ 2,500,000 2,619,175
Centre College of Kentucky, Revenue, 2021, 4%, 6/01/51 .................... 1,350,000 1,197,918
Transylvania University, Revenue, 2019 B, 4%, 3/01/49 ..................... 2,500,000 2,207,237
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/46 ............. 735,000 659,190
Transylvania University, Revenue, 2021 A, Refunding, 4%, 3/01/49 ............. 330,000 291,355
Kentucky Economic Development Finance Authority , CommonSpirit Health Obligated
Group , Revenue , 2019 A-2 , Refunding , 5% , 8/01/49 ........................ 21,200,000 21,625,953
Kentucky Municipal Power Agency ,
Revenue, 2015 A, Refunding, NATL Insured, 5%, 9/01/42 .................... 10,000,000 10,079,762
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/35 .................... 7,750,000 7,993,707
Revenue, 2016 A, Refunding, NATL Insured, 5%, 9/01/36 .................... 8,015,000 8,219,238
Revenue, 2019 A, Refunding, 4%, 9/01/45 ............................... 2,000,000 1,815,639
f
Kentucky Public Energy Authority ,
Revenue, 2019 C, Mandatory Put, 4%, 2/01/28 ........................... 37,000,000 37,054,545
Revenue, 2022 A-2, Mandatory Put, 4.423%, 8/01/30 ....................... 5,000,000 4,763,229
Kentucky Rural Water Finance Corp. , Revenue , 2001 A , 5% , 2/01/26 .............
125,000 125,149
Kentucky State Property & Building Commission ,
Kentucky Finance and Administration Cabinet, Revenue, 5%, 4/01/38 ........... 2,500,000 2,643,165
Kentucky Finance and Administration Cabinet, Revenue, A, Refunding, 5%, 8/01/34 3,500,000 3,602,815

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky (continued)
Kentucky Turnpike Authority , Kentucky Transportation Cabinet , Revenue , 2015 A ,
Refunding , 5% , 7/01/33 ............................................. $ 3,000,000 $ 3,103,200
Lewis County School District Finance Corp. , Revenue , 2021 , 2% , 2/01/41 .........
2,000,000 1,439,467
Louisville and Jefferson County ,
Metropolitan Sewer District, Revenue, 2017 A, 4%, 5/15/48 .................. 2,750,000 2,624,160
Metropolitan Sewer District, Revenue, 2018 A, Refunding, 4%, 5/15/38 .......... 5,000,000 5,067,279
Louisville/Jefferson County Metropolitan Government ,
Bellarmine University, Inc., Revenue, 2015, Refunding, 5%, 5/01/31 ............ 2,000,000 1,981,639
Bellarmine University, Inc., Revenue, 2017 A, Refunding, 5%, 5/01/36 .......... 2,715,000 2,584,130
Louisville Gas and Electric Co., Revenue, 2003 A, Refunding, 2%, 10/01/33 ...... 4,000,000 3,269,707
Norton Healthcare Obligated Group, Revenue, 2020 A, 4%, 10/01/39 ........... 4,000,000 3,873,202
Morehead State University , Revenue , 2014 A , Refunding , 5% , 10/01/28 ...........
1,910,000 1,938,396
Paducah Electric Plant Board , Revenue , 2016 A , Refunding , AGMC Insured , 5% ,
10/01/34 ........................................................ 5,700,000 5,965,220
Scott County School District Finance Corp. , Scott County Board of Education ,
Revenue , 2018 , 4% , 6/01/38 ......................................... 1,615,000 1,620,108
Shelby County School District Finance Corp. , Shelby County Public School District ,
Revenue , 2018 , 4% , 8/01/38 ......................................... 3,465,000 3,473,450
University of Kentucky ,
Revenue, 2014 A, 4%, 4/01/44 ........................................ 2,250,000 2,234,491
Revenue, 2018 A, 4%, 10/01/32 ....................................... 4,000,000 4,102,285
University of Louisville , Revenue , 2016 D , 5% , 3/01/30 .......................
4,140,000 4,403,951
178,368,794
Louisiana 2.5%
City of Shreveport ,
Water & Sewer, Revenue, 2016 B, 5%, 12/01/41 .......................... 10,000,000 10,334,023
Water & Sewer, Revenue, Junior Lien, 2019 B, AGMC Insured, 4%, 12/01/44 ..... 6,535,000 6,238,733
East Baton Rouge Sewerage Commission , Revenue , 2019 A , Refunding , 4% , 2/01/45
7,065,000 6,877,291
Lafayette Consolidated Government , Revenue , 2015 , Refunding , AGMC Insured , 5% ,
11/01/30 ........................................................ 5,000,000 5,207,348
g
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
City of New Orleans, Revenue, 144A, 2021, 4%, 11/01/46 ................... 9,800,000 8,564,707
Parish of Assumption, Revenue, 144A, 2021, 3.875%, 11/01/45 ............... 4,880,000 4,149,349
Parish of St. Bernard, Revenue, 144A, 2021, 4%, 11/01/45 ................... 2,000,000 1,758,757
Parish of St. Charles, Revenue, 144A, 2022, 4.5%, 11/01/47 ................. 9,455,000 8,867,644
Parish of St. John the Baptist, Revenue, 144A, 2019, 3.9%, 11/01/44 ........... 2,265,000 1,963,306
Parish of St. Tammany LA GOMESA, Revenue, 144A, 2020, 3.875%, 11/01/45 .... 6,100,000 5,186,687
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4%, 10/01/43 ... 3,877,088 2,950,394
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.25%, 10/01/48 6,350,000 4,708,689
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 4.5%, 10/01/53 . 8,000,000 5,948,766
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A, 5%, 10/01/61 ... 10,000,000 7,860,492
Louisiana Public Facilities Authority ,
Franciscan Missionaries of Our Lady Health System Obligated Group, Revenue,
2017 A, 5%, 7/01/47 .............................................. 20,000,000 20,325,958
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/51 .............................................. 15,000,000 15,146,112
Louisiana State University & Agricultural & Mechanical College Auxiliary, Revenue,
2016 A, 5%, 7/01/56 .............................................. 11,295,000 11,369,585
Ochsner Clinic Foundation Obligated Group, Revenue, 2017, Refunding, 5%, 5/15/46 27,500,000 28,035,422
Ochsner Clinic Foundation Obligated Group, Revenue, 2020 A, Refunding, AGMC
Insured, 3%, 5/15/47 .............................................. 9,925,000 7,738,633
g
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.375%, 1/01/40 2,500,000 2,460,631
g
Provident Group - HSC Properties, Inc., Revenue, 144A, 2020 A-1, 5.5%, 1/01/50 . 14,000,000 13,561,439
New Orleans Aviation Board , Louis Armstrong New Orleans International Airport ,
Revenue , 2017 B , 5% , 1/01/48 ........................................ 9,675,000 9,817,519

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Louisiana (continued)
Parish of East Baton Rouge Capital Improvements District , Revenue , 2019 , 4% ,
8/01/44 ......................................................... $ 6,000,000 $ 6,000,042
f
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 B-2 , Refunding ,
Mandatory Put , 2.375% , 7/01/26 ...................................... 7,500,000 7,098,208
Port New Orleans Board of Commissioners ,
Revenue, 2020 E, 5%, 4/01/44 ........................................ 8,110,000 8,319,756
Revenue, 2020 E, 5%, 4/01/47 ........................................ 10,000,000 10,219,869
Terrebonne Levee & Conservation District ,
Sales Tax, Revenue, 2020 B, Refunding, 4%, 6/01/40 ....................... 5,065,000 4,990,380
Sales Tax, Revenue, 2020 B, Refunding, 4%, 6/01/41 ....................... 5,165,000 5,093,011
230,792,751
Maine 0.2%
Maine Turnpike Authority , Revenue , 2018 , 5% , 7/01/47 .......................
15,500,000 16,398,082
Maryland 1.2%
City of Baltimore ,
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/39 ..................... 10,000,000 10,252,927
Wastewater Utility Fund, Revenue, 2014 C, 5%, 7/01/44 ..................... 10,000,000 10,197,854
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/39 ......................... 9,430,000 9,668,510
Water Utility Fund, Revenue, 2014 A, 5%, 7/01/44 ......................... 5,500,000 5,608,820
Maryland Economic Development Corp. ,
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 4.25%, 7/01/50 1,000,000 886,447
Morgan View & Thurgood Marshall Student Housing, Revenue, 2020, 5%, 7/01/56 . 1,415,000 1,417,437
Purple Line Transit Partners LLC, Revenue, 2022 A, 5%, 11/12/28 ............. 10,000,000 10,292,307
Purple Line Transit Partners LLC, Revenue, 2022 B, 5.25%, 6/30/52 ........... 10,000,000 10,154,086
Maryland Health & Higher Educational Facilities Authority ,
Adventist Healthcare Obligated Group, Revenue, 2016 A, 5.5%, 1/01/46 ......... 12,500,000 12,665,503
Adventist Healthcare Obligated Group, Revenue, 2021 B, 4%, 1/01/51 .......... 23,000,000 19,656,729
LifeBridge Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ..... 3,000,000 2,936,238
MedStar Health Obligated Group, Revenue, 2017 A, 5%, 5/15/45 .............. 5,465,000 5,636,326
Town of Chestertown ,
Washington College, Revenue, 2021 A, Refunding, 5%, 3/01/33 ............... 3,205,000 3,422,352
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/34 ............... 3,420,000 3,349,198
Washington College, Revenue, 2021 A, Refunding, 4%, 3/01/35 ............... 3,555,000 3,441,826
109,586,560
Massachusetts 1.7%
Commonwealth of Massachusetts ,
GO, 2016 G, 4%, 9/01/42 ............................................ 20,000,000 20,016,618
GO, 2018 E, 5.25%, 9/01/43 ......................................... 10,000,000 10,889,605
Transportation Fund, Revenue, 2017 A, 5%, 6/01/47 ....................... 25,055,000 26,389,855
Transportation Fund, Revenue, 2018 A, 5%, 6/01/48 ....................... 15,000,000 15,961,628
Massachusetts Bay Transportation Authority , Sales Tax , Revenue , 2005 A , 5% , 7/01/28
10,000,000 11,257,331
Massachusetts Clean Water Trust (The) ,
Revenue, 1999 A, 5.75%, 8/01/29 ..................................... 450,000 451,003
Revenue, 2002 A, 5%, 8/01/32 ........................................ 225,000 225,322
Massachusetts Development Finance Agency ,
Mass General Brigham, Inc., Revenue, 2017 S-1, Refunding, 4%, 7/01/41 ....... 15,415,000 15,222,349
Southcoast Health System Obligated Group, Revenue, 2021 G, Refunding, 5%,
7/01/34 ........................................................ 625,000 692,514
Springfield College, Revenue, 2021 A, 4%, 6/01/56 ........................ 3,000,000 2,406,122
g
Waste Management of Massachusetts, Inc., Revenue, 144A, 2002, 1.25%, 5/01/27 3,250,000 2,893,918
Worcester Polytechnic Institute, Revenue, 2019, 5%, 9/01/59 ................. 10,000,000 10,445,511
Massachusetts Educational Financing Authority ,
Revenue, 2017 B, Refunding, 4.25%, 7/01/46 ............................. 2,000,000 1,887,799
Revenue, 2021 C, 3%, 7/01/51 ........................................ 3,200,000 2,211,151

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Port Authority ,
Revenue, 2021 E, 5%, 7/01/51 ........................................ $ 24,870,000 $ 26,033,650
Bosfuel Corp., Revenue, 2019 A, Refunding, 5%, 7/01/49 .................... 7,500,000 7,721,961
University of Massachusetts Building Authority , Revenue, Senior Lien , 2014-1 , 5% ,
11/01/39 ........................................................ 8,185,000 8,338,547
163,044,884
Michigan 0.9%
City of Detroit ,
Great Lakes Water Authority Sewage Disposal System, Revenue, Second Lien, 2006
B, NATL Insured, 5%, 7/01/36 ....................................... 10,000 10,013
Great Lakes Water Authority Water Supply System, Revenue, Senior Lien, 2003 A,
NATL Insured, 5%, 7/01/34 ......................................... 10,000 10,015
Michigan Finance Authority ,
Henry Ford Health System Obligated Group, Revenue, 2019 A, 5%, 11/15/48 ..... 20,000,000 20,686,820
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/36 ... 1,000,000 1,001,246
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/37 ... 2,000,000 1,976,307
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/38 ... 1,500,000 1,470,338
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/39 ... 250,000 242,902
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/40 ... 2,250,000 2,160,954
Tobacco Settlement, Revenue, Senior Lien, 2020 A, 1, Refunding, 4%, 6/01/49 ... 4,000,000 3,592,596
Tobacco Settlement, Revenue, Senior Lien, 2020 B-1, 2, Refunding, 5%, 6/01/49 .. 3,635,000 3,710,702
Michigan State Building Authority , Revenue , 2013 1-A , Refunding , 5.25% , 10/15/44 ..
20,655,000 20,831,229
Michigan Strategic Fund ,
State of Michigan Department of Transportation, Revenue, 2018, 5%, 6/30/48 .... 12,415,000 12,440,222
United Methodist Retirement Communities, Inc. Obligated Group, Revenue, 2019,
Refunding, 5%, 11/15/49 ........................................... 7,000,000 6,018,329
Pontiac School District , GO , 2020 , 4% , 5/01/50 .............................
8,665,000 8,518,069
82,669,742
Mississippi 1.0%
Medical Center Educational Building Corp. , Mississippi State Institutions of Higher
Learning , Revenue , 2017 , Refunding , 5% , 6/01/47 ......................... 22,000,000 22,691,150
Mississippi Business Finance Corp. , System Energy Resources, Inc. , Revenue , 2021 ,
Refunding , 2.375% , 6/01/44 .......................................... 7,000,000 4,446,233
Mississippi Development Bank ,
City of Jackson Water & Sewer System, Revenue, 2013, AGMC Insured, 6.875%,
12/01/40 ....................................................... 3,400,000 3,456,769
g
County of Jackson, Revenue, 144A, 2021, 3.625%, 11/01/36 ................. 3,000,000 2,708,303
Mississippi Home Corp. ,
g
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 3.5%, 6/01/33 . 584,263 486,680
g
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4%, 6/01/46 .. 1,000,000 734,266
g
Patriot Services Group Obligated Group, Revenue, 144A, 2021 A-5, 4.5%, 6/01/62 . 17,965,177 13,151,647
g
Patriot Services Group Obligated Group, Revenue, 144A, 2021 B-5, 5.2%, 6/01/36 5,600,000 4,634,619
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.15%, 6/01/46 .................................................. 3,464,038 2,607,451
Patriot Services Group Pascagoula Portfolio II Obligated Group, Revenue, 2021 D-8,
4.65%, 6/01/62 .................................................. 5,381,952 4,056,221
Mississippi Hospital Equipment & Facilities Authority ,
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/36 ... 6,350,000 6,516,265
Baptist Memorial Health Care Obligated Group, Revenue, 2016 A, 5%, 9/01/46 ... 30,000,000 30,146,808
95,636,412
Missouri 0.9%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group, Revenue, 2015 A, 4%, 1/01/45 .............. 20,005,000 19,006,614

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
Lutheran Senior Services Obligated Group, Revenue, 2016 B, Refunding, 5%,
2/01/46 ........................................................ $ 4,000,000 $ 3,640,471
Mercy Health, Revenue, 2014 F, 5%, 11/15/45 ............................ 25,000,000 25,283,725
SSM Health Care Obligated Group, Revenue, 2018 A, 5%, 6/01/48 ............ 7,500,000 7,713,947
Kansas City Industrial Development Authority , City of Kansas City Airport , Revenue ,
2019 B , AGMC Insured , 5% , 3/01/49 ................................... 20,000,000 20,563,748
St. Louis Municipal Finance Corp. , City of St. Louis , Revenue , 2020 , AGMC Insured ,
5% , 10/01/45 ..................................................... 5,000,000 5,305,378
81,513,883
Montana 0.2%
Montana Facility Finance Authority ,
Billings Clinic Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/15/48 ....... 10,000,000 10,304,776
Kalispell Regional Medical Center Obligated Group, Revenue, 2018 B, Refunding,
5%, 7/01/43 .................................................... 6,440,000 6,530,302
16,835,078
Nebraska 0.8%
f
Central Plains Energy Project , Revenue , 2022-1 , Mandatory Put , 5% , 10/01/29 ..... 15,000,000 15,710,643
Douglas County Hospital Authority No. 2 , Children's Hospital Obligated Group ,
Revenue , 2017 A , 5% , 11/15/47 ....................................... 10,000,000 10,240,249
Gretna Public Schools , GO , 2022 , 4% , 12/15/47 ............................
12,935,000 12,665,400
Omaha Public Power District Nebraska City Station Unit 2 ,
Revenue, 2015 A, Refunding, 5.25%, 2/01/42 ............................. 10,000,000 10,217,564
Revenue, 2016 A, Refunding, 5%, 2/01/49 ............................... 10,000,000 10,228,262
Public Power Generation Agency ,
Revenue, 2016 A, Refunding, 5%, 1/01/39 ............................... 7,340,000 7,643,877
Revenue, 2016 A, Refunding, 5%, 1/01/41 ............................... 5,140,000 5,330,976
72,036,971
Nevada 0.2%
Carson City , Carson Tahoe Regional Healthcare Obligated Group , Revenue , 2017 ,
Refunding , 5% , 9/01/47 ............................................. 2,775,000 2,836,089
City of Henderson , GO , 2020 A-1 , 4% , 6/01/45 .............................
10,000,000 9,884,637
Las Vegas Convention & Visitors Authority , County of Clark & City of Las Vegas
Combined Room Tax , Revenue , 2018 B , 5% , 7/01/43 ....................... 10,000,000 10,490,543
23,211,269
New Hampshire 0.2%
New Hampshire Health and Education Facilities Authority Act ,
Concord Hospital Obligated Group, Revenue, 2017, 5%, 10/01/47 ............. 5,000,000 5,150,489
Elliot Hospital Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/38 ....... 4,000,000 4,030,589
University System of New Hampshire, Revenue, 2015, Refunding, 5%, 7/01/45 ... 10,350,000 10,538,985
19,720,063
New Jersey 3.1%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 5,075,000 5,386,215
City of Newark , Mass Transit Access Tax , Revenue , 2022 , AGMC Insured , 6% ,
11/15/62 ........................................................ 4,000,000 4,653,006
New Jersey Economic Development Authority ,
New Jersey Transit Corp., Revenue, 2020 A, 5%, 11/01/44 ................... 18,450,000 19,486,776
New Jersey Transit Corp., Revenue, 2022 A, 5%, 11/01/52 ................... 10,000,000 10,664,028
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/34 .............................................. 4,600,000 4,947,921

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Jersey (continued)
New Jersey Economic Development Authority, (continued)
State of New Jersey Division of Property Management & Construction, Revenue,
2018 C, 5%, 6/15/35 .............................................. $ 4,800,000 $ 5,135,101
New Jersey Educational Facilities Authority , State of New Jersey , Revenue , 2016 B ,
5% , 9/01/36 ...................................................... 14,000,000 14,636,943
New Jersey Higher Education Student Assistance Authority ,
Revenue, 2021 C, Refunding, 3.25%, 12/01/51 ........................... 2,000,000 1,462,544
Revenue, Senior Lien, 2018 A, 4%, 12/01/33 ............................. 1,335,000 1,329,386
Revenue, Senior Lien, 2020 B, 3.5%, 12/01/39 ............................ 6,410,000 6,166,687
i
Revenue, Senior Lien, 2023 B, 4%, 12/01/44 ............................. 8,000,000 7,864,724
New Jersey Transportation Trust Fund Authority ,
Revenue, 2009 A, BAM Insured, Zero Cpn., 12/15/39 ....................... 49,830,000 24,649,316
Revenue, 2009 A, Zero Cpn., 12/15/39 .................................. 22,000,000 10,415,251
Revenue, 2013 AA, 5%, 6/15/44 ....................................... 1,000,000 1,000,821
Revenue, 2014 BB-1, 5%, 6/15/31 ..................................... 3,000,000 3,293,899
Revenue, 2015 AA, 5%, 6/15/45 ....................................... 15,000,000 15,246,932
Revenue, 2018 A, Refunding, 5%, 12/15/36 .............................. 7,000,000 7,503,615
Revenue, 2019 AA, 5.25%, 6/15/43 .................................... 5,000,000 5,319,375
Revenue, 2019 BB, 5%, 6/15/33 ....................................... 3,250,000 3,555,151
Revenue, 2020 AA, 5%, 6/15/35 ....................................... 3,000,000 3,329,257
Revenue, 2020 AA, 5%, 6/15/37 ....................................... 5,220,000 5,688,334
Revenue, 2020 AA, 5%, 6/15/38 ....................................... 1,000,000 1,084,668
Revenue, 2020 AA, 5%, 6/15/39 ....................................... 4,240,000 4,576,495
Revenue, 2020 AA, 5%, 6/15/40 ....................................... 2,500,000 2,688,199
Revenue, 2020 AA, 5%, 6/15/45 ....................................... 20,435,000 21,712,500
Revenue, 2020 AA, 4%, 6/15/50 ....................................... 39,000,000 36,870,113
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 7,250,000 8,239,107
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,250,000 1,413,305
Revenue, 2022 BB, 4%, 6/15/46 ....................................... 17,000,000 16,312,331
Revenue, 2022 CC, 5.5%, 6/15/50 ..................................... 2,000,000 2,218,203
New Jersey Turnpike Authority , Revenue , 2015 E , 5% , 1/01/45 .................
11,475,000 11,724,571
Tobacco Settlement Financing Corp. , Revenue , 2018 B , Refunding , 5% , 6/01/46 ....
24,690,000 24,588,489
293,163,263
New Mexico 0.4%
City of Farmington , Public Service Co. of New Mexico , Revenue , 2016 B , Refunding ,
2.15% , 4/01/33 ................................................... 21,800,000 17,503,715
New Mexico Hospital Equipment Loan Council ,
Presbyterian Healthcare Services Obligated Group, Revenue, 2017 A, Refunding,
5%, 8/01/46 .................................................... 15,000,000 15,663,925
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/33 . 1,000,000 1,011,654
San Juan Regional Medical Center, Inc., Revenue, 2020, Refunding, 4%, 6/01/35 . 1,000,000 988,754
35,168,048
New York 9.8%
Buffalo & Erie County Industrial Land Development Corp. , D'Youville College , Revenue ,
2020 A , Refunding , 4% , 11/01/40 ...................................... 2,200,000 2,070,318
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 180,000 180,415
GO, 2018 E-1, 5%, 3/01/40 .......................................... 3,215,000 3,442,234
GO, 2018 E-1, 5%, 3/01/41 .......................................... 11,355,000 12,116,916
GO, 2022 D-1, 5.5%, 5/01/46 ......................................... 2,500,000 2,871,220
GO, 2023 A-1, 4%, 9/01/46 .......................................... 6,000,000 5,882,444
Metropolitan Transportation Authority ,
Revenue, 2012 A-1, 5%, 11/15/40 ..................................... 30,000,000 30,056,610
Revenue, 2013 A, 5%, 11/15/38 ....................................... 11,800,000 11,822,267
Revenue, 2013 B, 5%, 11/15/43 ....................................... 8,000,000 8,015,094

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Metropolitan Transportation Authority, (continued)
Revenue, 2015 A, 5%, 11/15/40 ....................................... $ 7,000,000 $ 7,071,315
Revenue, 2015 D-1, Refunding, 5%, 11/15/32 ............................ 1,250,000 1,285,404
Revenue, 2016 A-1, 5.25%, 11/15/56 ................................... 15,000,000 15,133,725
Revenue, 2016 D, Refunding, 5%, 11/15/31 .............................. 1,180,000 1,226,403
Revenue, 2017 A-2, Refunding, 5%, 11/15/26 ............................. 4,425,000 4,643,112
Revenue, 2017 C-1, Refunding, 5%, 11/15/33 ............................ 1,780,000 1,900,501
Revenue, 2017 C-2, Refunding, Zero Cpn., 11/15/29 ....................... 2,090,000 1,638,913
Revenue, 2019 A-2, 5%, 11/15/45 ..................................... 46,270,000 47,581,176
Revenue, 2020 A-1, 4%, 11/15/45 ..................................... 10,000,000 9,461,851
Revenue, 2020 A-1, 5%, 11/15/47 ..................................... 24,300,000 25,212,168
Revenue, 2020 D, 5%, 11/15/44 ....................................... 50,000,000 52,300,670
Revenue, 2020 D, 4%, 11/15/50 ....................................... 20,000,000 18,476,130
Revenue, 2020 E, Refunding, 4%, 11/15/45 .............................. 905,000 856,297
Revenue, 2021 A-1, 4%, 11/15/44 ..................................... 6,725,000 6,380,870
New York City Industrial Development Agency , Yankee Stadium LLC , Revenue , 2020 A ,
Refunding , AGMC Insured , 4% , 3/01/45 ................................. 6,000,000 5,687,062
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2013 DD, Refunding, 5%, 6/15/35 ........... 30,705,000 30,768,363
Water & Sewer System, Revenue, 2015 HH, Refunding, 5%, 6/15/39 ........... 15,000,000 15,454,282
Water & Sewer System, Revenue, 2017 CC, Refunding, 5%, 6/15/46 ........... 32,500,000 33,812,945
Water & Sewer System, Revenue, 2019 DD-1, 5.25%, 6/15/49 ................ 12,000,000 12,949,914
New York City Transitional Finance Authority ,
Future Tax Secured, Revenue, 2014 A-1, 5%, 11/01/34 ...................... 15,000,000 15,098,468
Future Tax Secured, Revenue, 2016 E-1, 5%, 2/01/38 ...................... 10,000,000 10,466,525
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 11,095,000 11,752,537
Future Tax Secured, Revenue, 2018 C-2, 5%, 5/01/38 ...................... 11,945,000 12,923,030
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/43 ...................... 19,800,000 19,532,362
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/47 ..................... 10,000,000 9,794,619
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 10,000,000 7,272,004
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 40,000,000 45,957,596
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 24,995,000 28,828,413
New York State Dormitory Authority ,
State of New York Personal Income Tax, Revenue, 2015 B, 5%, 2/15/40 ......... 20,000,000 20,551,830
State of New York Personal Income Tax, Revenue, 2017 B, Refunding, 5%, 2/15/42 24,410,000 26,174,118
State of New York Personal Income Tax, Revenue, 2020 A, Refunding, 4%, 3/15/48 5,000,000 4,894,000
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/43 ................. 10,000,000 10,552,968
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/39 ................. 13,270,000 14,325,977
State of New York Sales Tax, Revenue, 2018 C, Refunding, 5%, 3/15/37 ........ 25,000,000 27,218,017
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 16,000,000 17,173,843
State of New York Sales Tax, Revenue, 2018 E, 5%, 3/15/46 ................. 73,125,000 78,091,065
State of New York Sales Tax, Revenue, 2018 E, Pre-Refunded, 5%, 3/15/46 ...... 5,000 5,631
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/50 ........................................ 20,000,000 19,029,022
Revenue, Junior Lien, 2016 A, 5%, 1/01/51 .............................. 9,000,000 9,205,897
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 4%, 3/15/44 7,000,000 6,903,183
State of New York Personal Income Tax, Revenue, 2022 A, Refunding, 4%, 3/15/51 12,115,000 11,770,933
New York State Urban Development Corp. , State of New York Personal Income Tax ,
Revenue , 2020 A , 4% , 3/15/45 ........................................ 36,905,000 36,123,485
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/32 .......................... 5,000,000 5,242,202
Delta Air Lines, Inc., Revenue, 2018, 5%, 1/01/36 .......................... 5,560,000 5,756,485
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 21,460,000 21,161,470
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 9,360,000 9,608,183
JFK International Air Terminal LLC, Revenue, 2022, 5%, 12/01/33 ............. 7,500,000 8,250,622

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey ,
Revenue, 179, 5%, 12/01/38 ......................................... $ 20,000,000 $ 20,177,414
Revenue, 218, 4%, 11/01/47 ......................................... 13,500,000 12,725,973
Triborough Bridge & Tunnel Authority ,
Revenue, 2022 A, 4%, 11/15/52 ....................................... 10,000,000 9,684,633
Metropolitan Transportation Authority Payroll Mobility Tax, Revenue, Senior Lien,
2022 A, Refunding, 5%, 5/15/57 ..................................... 8,375,000 9,017,631
913,568,755
North Carolina 0.5%
Greater Asheville Regional Airport Authority , Revenue , 2022 A , AGMC Insured , 5.5% ,
7/01/52 ......................................................... 5,000,000 5,427,699
North Carolina Medical Care Commission , Presbyterian Homes Obligated Group ,
Revenue , 2020 A , 5% , 10/01/50 ....................................... 2,200,000 2,074,752
North Carolina Turnpike Authority ,
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/33 ...................... 25,000,000 17,592,452
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/34 ...................... 15,000,000 10,102,637
Revenue, 2009 B, AGMC Insured, Zero Cpn., 1/01/35 ...................... 15,215,000 9,733,175
44,930,715
North Dakota 0.6%
City of Grand Forks ,
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/33 .. 2,000,000 2,111,755
Altru Health System Obligated Group, Revenue, 2021, Refunding, 5%, 12/01/34 .. 3,500,000 3,672,262
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/35 .. 1,815,000 1,721,111
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/37 .. 2,950,000 2,712,115
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/38 .. 3,400,000 3,102,683
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/40 .. 3,375,000 3,001,372
Altru Health System Obligated Group, Revenue, 2021, Refunding, 4%, 12/01/41 .. 1,875,000 1,650,180
State Board of Higher Education of the State of North Dakota ,
Revenue, 2019 A, AGMC Insured, 4%, 4/01/44 ............................ 10,000,000 9,654,513
Revenue, 2019 A, AGMC Insured, 4%, 4/01/50 ............................ 9,620,000 8,886,542
University of North Dakota ,
COP, 2018 A, 5%, 4/01/48 ........................................... 5,500,000 5,761,210
COP, 2018 A, 5%, 4/01/57 ........................................... 10,000,000 10,423,451
52,697,194
Ohio 2.1%
Akron Bath Copley Joint Township Hospital District ,
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/37 3,915,000 3,656,052
Summa Health System Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 5,700,000 5,256,490
American Municipal Power, Inc. ,
Combined Hydroelectric, Revenue, 2016 A, Refunding, 5%, 2/15/46 ............ 20,000,000 20,408,058
Prairie State Energy Campus, Revenue, 2015 A, Refunding, 5%, 2/15/39 ........ 5,000,000 5,026,391
Prairie State Energy Campus, Revenue, 2015 A, Refunding, 5%, 2/15/42 ........ 2,500,000 2,508,968
Prairie State Energy Campus, Revenue, 2019 C, Refunding, 4%, 2/15/39 ........ 18,795,000 18,642,757
Buckeye Tobacco Settlement Financing Authority , Revenue, Senior Lien , 2020 A-2 , 1 ,
Refunding , 4% , 6/01/48 ............................................. 4,505,000 3,988,529
Cleveland-Cuyahoga County Port Authority , County of Cuyahoga , Revenue , 2013 , 5% ,
7/01/37 ......................................................... 6,000,000 6,923,674
County of Butler , UC Health Obligated Group , Revenue , 2016 , Refunding , 5% ,
11/15/45 ........................................................ 7,500,000 7,592,357
County of Franklin ,
Ohio Living Obligated Group, Revenue, 2022, Refunding, 4%, 7/01/40 .......... 10,410,000 8,428,695
Trinity Health Corp. Obligated Group, Revenue, 2017, 5%, 12/01/46 ............ 10,000,000 10,215,172
Trinity Health Corp. Obligated Group, Revenue, 2017 A-OH, 5%, 12/01/47 ....... 10,800,000 11,045,947
County of Hamilton , UC Health Obligated Group , Revenue , 2020 , 5% , 9/15/50 .....
7,500,000 7,615,203

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Northeast Ohio Regional Sewer District , Revenue , 2017 , Refunding , 4% , 11/15/38 ..
$ 10,000,000 $ 10,171,853
Ohio Higher Educational Facility Commission ,
Case Western Reserve University, Revenue, 2021 A, Refunding, 4%, 12/01/44 .... 6,815,000 6,703,385
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/42 ........... 1,350,000 1,245,291
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/45 ........... 1,185,000 1,073,350
Judson Obligated Group, Revenue, 2020 A, Refunding, 5%, 12/01/50 ........... 2,530,000 2,243,511
Ohio State University (The) , Revenue , 2013 A , Refunding , 5% , 6/01/38 ...........
10,000,000 10,013,063
Ohio Turnpike & Infrastructure Commission , Revenue, Junior Lien , 2013 A-4 , 5.75% ,
2/15/35 ......................................................... 35,000,000 41,954,538
State of Ohio ,
Cleveland Clinic Health System Obligated Group, Revenue, 2019 B, 4%, 1/01/46 .. 10,000,000 9,813,809
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/38 640,000 607,705
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 4%, 11/15/40 855,000 788,852
195,923,650
Oklahoma 0.1%
Edmond Public Works Authority ,
Revenue, 2017, 5%, 7/01/42 ......................................... 4,000,000 4,274,939
Revenue, 2017, 5%, 7/01/47 ......................................... 4,500,000 4,780,000
Norman Regional Hospital Authority , Norman Regional Hospital Authority Obligated
Group , Revenue , 2019 , 5% , 9/01/45 .................................... 3,500,000 3,491,372
12,546,311
Oregon 1.2%
County of Yamhill , Linfield University , Revenue , 2020 A , Refunding , 5% , 10/01/50 ...
12,210,000 12,273,699
Oregon City School District No. 62 , GO , 2018 B , Refunding , 5% , 6/15/49 ..........
20,000,000 21,389,668
Oregon Health & Science University , Oregon Health & Science University Obligated
Group , Revenue , 2019 A , Refunding , 4% , 7/01/44 ......................... 1,685,000 1,662,339
Port of Portland ,
Airport, Revenue, 25 B, 5%, 7/01/44 .................................... 2,450,000 2,544,684
Airport, Revenue, 27 A, 5%, 7/01/38 .................................... 10,000,000 10,672,649
Airport, Revenue, 27 A, 5%, 7/01/45 .................................... 10,000,000 10,422,106
Airport, Revenue, 28, 5%, 7/01/52 ..................................... 13,755,000 14,311,097
Airport, Revenue, 29, 5.5%, 7/01/53 .................................... 17,750,000 19,548,643
State of Oregon ,
Housing & Community Services Department, Revenue, 2018 A, 3.6%, 1/01/33 .... 5,080,000 5,152,613
Housing & Community Services Department, Revenue, 2018 D, 3.8%, 7/01/34 .... 4,695,000 4,613,458
Washington Clackamas & Yamhill Counties School District No. 88J ,
GO, 2018 A, Zero Cpn., 6/15/41 ....................................... 5,725,000 2,498,901
GO, 2018 A, Zero Cpn., 6/15/42 ....................................... 5,900,000 2,430,959
GO, 2018 A, Zero Cpn., 6/15/43 ....................................... 5,500,000 2,151,582
109,672,398
Pennsylvania 1.1%
Allegheny County Sanitary Authority , Revenue , 2013 , BAM Insured , 5.25% , 12/01/44
5,000,000 5,035,955
City of Philadelphia , Airport , Revenue , 2020 C , Refunding , 4% , 7/01/45 ...........
1,500,000 1,405,839
Commonwealth Financing Authority , Commonwealth of Pennsylvania Department of
Community & Economic Development , Revenue , 2015 A , 5% , 6/01/33 .......... 4,550,000 4,694,997
Huntingdon County General Authority , Juniata College , Revenue , 2021 TT-3 ,
Refunding , 5% , 10/01/51 ............................................ 5,000,000 5,067,274
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/31 ........ 440,000 400,279
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/37 ........ 345,000 291,792
Landis Homes Obligated Group, Revenue, 2021, Refunding, 4%, 7/01/56 ........ 3,300,000 2,365,629
Lehigh County General Purpose Authority ,
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/52 .... 13,785,000 11,633,069

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lehigh County General Purpose Authority, (continued)
Lehigh Valley Academy Regional Charter School, Revenue, 2022, 4%, 6/01/57 .... $ 5,000,000 $ 4,101,056
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 4%,
11/15/43 ....................................................... 600,000 491,335
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 C, 5%,
11/15/45 ....................................................... 1,000,000 943,224
Meadowood Corp. Obligated Group (The), Revenue, 2018 A, Refunding, 5%,
12/01/48 ....................................................... 9,000,000 8,397,299
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Department of Transportation, Revenue, 2022,
5.25%, 6/30/53 .................................................. 4,000,000 4,147,010
Commonwealth of Pennsylvania Department of Transportation, Revenue, 2022, 6%,
6/30/61 ........................................................ 5,000,000 5,594,656
UPMC Obligated Group, Revenue, 2022 A, Refunding, 4%, 2/15/40 ............ 5,240,000 5,145,417
Pennsylvania Housing Finance Agency , Revenue , 2022-139 A , Refunding , 4% ,
10/01/37 ........................................................ 9,100,000 8,922,191
Pennsylvania Turnpike Commission , Revenue , 2020 B , 5% , 12/01/50 ............
8,000,000 8,494,528
Philadelphia Gas Works Co. , Revenue , 16th A , AGMC Insured , 4% , 8/01/45 .......
4,000,000 3,902,202
School District of Philadelphia (The) ,
GO, 2016 F, Refunding, 5%, 9/01/33 ................................... 6,415,000 6,716,637
GO, 2016 F, Refunding, 5%, 9/01/36 ................................... 4,090,000 4,234,109
State Public School Building Authority , School District of Philadelphia (The) , Revenue ,
2016 A , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 10,000,000 10,604,596
102,589,094
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. , Lifespan Obligated Group ,
Revenue , 2016 , Refunding , 5% , 5/15/39 ................................. 5,500,000 5,542,924
Rhode Island Housing & Mortgage Finance Corp. ,
Revenue, 10A, 6.5%, 4/01/27 ......................................... 130,000 130,289
Revenue, 15A, 6.85%, 10/01/24 ....................................... 120,000 120,271
Rhode Island Student Loan Authority ,
Revenue, Senior Lien, 2021 A, 5%, 12/01/27 ............................. 1,000,000 1,069,533
Revenue, Senior Lien, 2021 A, 5%, 12/01/29 ............................. 2,025,000 2,232,810
9,095,827
South Carolina 1.8%
City of Rock Hill ,
Combined Utility System, Revenue, 2016, 5%, 1/01/41 ...................... 7,690,000 7,939,456
Combined Utility System, Revenue, 2016, 5%, 1/01/47 ...................... 5,000,000 5,133,272
County of Greenwood ,
Self Regional Healthcare, Revenue, 2017, Refunding, 4%, 10/01/37 ............ 8,465,000 8,546,151
Self Regional Healthcare, Revenue, 2017, Refunding, 4%, 10/01/39 ............ 1,195,000 1,197,828
g
County of Richland , Village at Sandhill Improvement District , Special Assessment ,
144A, 2021 , Refunding , 3.75% , 11/01/36 ................................ 1,270,000 1,002,158
South Carolina Jobs-Economic Development Authority ,
g
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 23,630,000 19,014,754
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 22,470,000 18,026,340
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-2, 4.75%, 12/01/26 ........... 2,115,000 1,947,714
g
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-1, Zero Cpn., 6/01/37 17,900,000 11,900,086
g
Columbia Portfolio Obligated Group, Revenue, 144A, 2022 A-2, Zero Cpn., 6/01/52 32,000,000 20,366,813
g
FAH Pelham LLC, Revenue, 144A, 2023 A-1, I, 6.5%, 2/01/56 ................ 24,865,000 24,480,751
g
FAH Pelham LLC, Revenue, 144A, 2023 A-2, I, 10%, 8/01/39 ................. 770,000 765,083
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/43 ...... 10,000,000 10,239,641
Prisma Health Obligated Group, Revenue, 2018 A, Refunding, 5%, 5/01/48 ...... 15,000,000 15,240,357

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Ports Authority ,
Revenue, 2018, 5%, 7/01/48 ......................................... $ 10,000,000 $ 10,275,253
Revenue, 2019 B, 5%, 7/01/54 ........................................ 10,365,000 10,634,793
Spartanburg Regional Health Services District ,
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/37 ........................................ 1,415,000 1,439,373
Spartanburg Regional Health Services District Obligated Group, Revenue, 2020 A,
AGMC Insured, 4%, 4/15/39 ........................................ 1,410,000 1,419,315
169,569,138
South Dakota 0.7%
County of Lincoln , Augustana College Association (The) , Revenue , 2021 A , Refunding ,
4% , 8/01/61 ...................................................... 4,855,000 3,715,302
South Dakota Health & Educational Facilities Authority ,
Revenue, 2015 A, Refunding, 5%, 8/01/38 ............................... 3,475,000 3,595,323
Avera Health Obligated Group, Revenue, 2017, Refunding, 4%, 7/01/42 ......... 10,000,000 9,659,155
Avera Health Obligated Group, Revenue, 2017, Refunding, 5%, 7/01/46 ......... 36,050,000 36,853,086
Monument Health Obligated Group, Revenue, 2017, 4%, 9/01/37 .............. 10,920,000 10,854,085
South Dakota State Building Authority , Revenue , 2017 A , Refunding , 5% , 6/01/42 ...
5,450,000 5,741,446
70,418,397
Tennessee 3.2%
Chattanooga Health Educational & Housing Facility Board , CDFI Phase I LLC ,
Revenue , 2015 , Refunding , 5% , 10/01/35 ................................ 1,000,000 1,019,067
City of Chattanooga , Electric , Revenue , 2015 C , Refunding , 5% , 9/01/40 ..........
2,750,000 2,847,664
City of Germantown ,
GO, 2017, 4%, 8/01/43 ............................................. 2,330,000 2,338,049
GO, 2017, 4%, 8/01/45 ............................................. 2,525,000 2,526,052
City of Jackson ,
West Tennessee Healthcare Obligated Group, Revenue, 2015, 5%, 4/01/36 ...... 3,885,000 3,943,284
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 5%,
4/01/36 ........................................................ 115,000 119,298
West Tennessee Healthcare Obligated Group, Revenue, 2015, 4%, 4/01/41 ...... 24,265,000 23,163,010
West Tennessee Healthcare Obligated Group, Revenue, 2015, Pre-Refunded, 4%,
4/01/41 ........................................................ 735,000 748,897
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, 5%, 4/01/41 .... 2,255,000 2,329,570
West Tennessee Healthcare Obligated Group, Revenue, 2018 A, Pre-Refunded, 5%,
4/01/41 ........................................................ 115,000 128,969
City of Knoxville , Wastewater System , Revenue , 2015 A , Refunding , 4% , 4/01/42 ...
5,000,000 4,999,897
City of Memphis ,
Electric System, Revenue, 2020 A, 3%, 12/01/42 .......................... 2,470,000 2,037,792
Gas, Revenue, 2017, 4%, 12/01/36 .................................... 1,000,000 1,026,529
Gas, Revenue, 2020, 3%, 12/01/42 .................................... 1,000,000 836,129
City of Portland , Water & Sewer , Revenue , 2020 , AGMC Insured , 3% , 4/01/45 ......
1,775,000 1,417,629
County of Coffee , GO , 2019 , Refunding , 4% , 6/01/44 ........................
2,760,000 2,744,758
County of Maury , GO , 2015 , Refunding , 4% , 4/01/34 .........................
1,775,000 1,803,293
County of Wilson , GO , 2017 A , 4% , 4/01/42 ................................
5,000,000 5,010,544
Harpeth Valley Utilities District of Davidson and Williamson Counties ,
Revenue, 2014, 5%, 9/01/44 ......................................... 4,400,000 4,462,560
Revenue, 2020, 4%, 9/01/50 ......................................... 500,000 492,251
Industrial Development Board of The City of Kingsport Tennessee (The) , Model City II
LP , Revenue , 2009 , GNMA Insured , 5.5% , 7/20/39 ......................... 2,995,000 2,996,168
Johnson City Health & Educational Facilities Board , Ballad Health Obligated Group ,
Revenue , 1998 , NATL Insured , ETM, 5.25% , 7/01/28 ....................... 8,500,000 8,868,991
Knox Chapman Utility District of Knox County , Revenue , 2012 , Refunding , 4% , 1/01/40
4,000,000 3,999,949

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Tennessee (continued)
Knox County Health Educational & Housing Facility Board ,
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/42 .... $ 18,000,000 $ 18,414,717
Covenant Health Obligated Group, Revenue, 2016 A, Refunding, 5%, 1/01/47 .... 22,815,000 23,299,985
University Health System Obligated Group, Revenue, 2016, Refunding, 5%, 9/01/47 3,000,000 2,952,436
University Health System Obligated Group, Revenue, 2017, Refunding, 5%, 4/01/36 2,250,000 2,334,471
Madison Suburban Utility District , Revenue , 2021 , 3% , 2/01/45 .................
1,000,000 793,839
Memphis-Shelby County Airport Authority ,
Revenue, 2018, 5%, 7/01/43 ......................................... 10,000,000 10,320,638
Revenue, 2018, 5%, 7/01/47 ......................................... 11,000,000 11,283,826
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/45 ....... 3,500,000 2,688,358
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 9,015,000 6,371,275
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/41 ............... 1,050,000 899,810
Trevecca Nazarene University, Revenue, 2021 B, 4%, 10/01/51 ............... 6,860,000 5,453,135
Vanderbilt University Medical Center Obligated Group, Revenue, 2016 A, 5%,
7/01/40 ........................................................ 5,000,000 5,126,020
Metropolitan Government of Nashville & Davidson County , Electric , Revenue , 2014 A ,
5% , 5/15/39 ...................................................... 4,000,000 4,055,158
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2019 B, 5%, 7/01/44 ........................................ 20,000,000 20,868,006
Revenue, 2019 B, 4%, 7/01/49 ........................................ 3,000,000 2,759,874
Revenue, 2019 B, 5%, 7/01/49 ........................................ 17,475,000 18,085,466
Revenue, 2022 B, 5.5%, 7/01/52 ...................................... 2,500,000 2,709,918
Shelby County Health Educational & Housing Facilities Board ,
Methodist Le Bonheur Healthcare Obligated Group, Revenue, 2017 A, 5%, 5/01/36 4,000,000 4,224,056
Rhodes College, Revenue, 2015, 5%, 8/01/45 ............................ 1,700,000 1,743,282
Rhodes College, Revenue, 2017, Refunding, 4%, 8/01/40 ................... 3,000,000 2,971,438
South Blount County Utility District , Revenue , 2019 , Refunding , 3% , 12/01/39 ......
2,015,000 1,747,902
f
Tennergy Corp. , Revenue , 2022 A , Mandatory Put , 5.5% , 12/01/30 .............. 55,000,000 58,293,301
Tennessee Housing Development Agency ,
Revenue, 2013 1-C, 4%, 7/01/43 ...................................... 805,000 807,761
Revenue, 2017-3, 3.65%, 7/01/47 ..................................... 610,000 593,654
Revenue, 2018-2, Refunding, 3.85%, 7/01/42 ............................. 1,005,000 992,640
Revenue, 2018-4, Refunding, 4%, 7/01/43 ............................... 5,745,000 5,677,930
West Knox Utility District , Revenue , 2016 , Refunding , 5% , 6/01/41 ..............
1,000,000 1,013,002
West Wilson Utility District of Wilson County Tennessee , Revenue , 2015 , Refunding ,
5% , 6/01/40 ...................................................... 1,545,000 1,594,209
White House Utility District , Revenue , 2020 , Refunding , 3% , 1/01/34 .............
820,000 780,399
Williamson County HB & TS Utility District , Revenue , 2020 , Refunding , 3% , 9/01/44 .
1,200,000 967,896
299,684,752
Texas 9.9%
Abilene Convention Center Hotel Development Corp. , City of Abilene Abilene
Convention Center , Revenue, First Lien , 2021 A , 4% , 10/01/50 ................ 5,510,000 4,196,949
Aubrey Independent School District , GO , 2022 , PSF Guaranty , 4% , 2/15/52 ........
7,500,000 7,197,400
Central Texas Turnpike System ,
Revenue, 2015 B, Refunding, 5%, 8/15/37 ............................... 10,000,000 10,181,150
Revenue, 2015 C, Refunding, 5%, 8/15/37 ............................... 5,000,000 5,073,553
Revenue, 2015 C, Refunding, 5%, 8/15/42 ............................... 20,000,000 20,216,610
City of Arlington , Special Tax, Senior Lien , 2018 A , AGMC Insured , 4% , 2/15/44 .....
20,000,000 19,320,180
City of Austin ,
Electric Utility, Revenue, 2015 A, Refunding, 5%, 11/15/45 ................... 10,000,000 10,229,544
Water & Wastewater System, Revenue, 2013 A, Refunding, 5%, 11/15/38 ....... 20,000,000 20,012,112
g
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.625%, 11/01/39 ................................................ 1,405,000 1,343,098

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
City of Austin, (continued)
g
Whisper Valley Public Improvement District, Special Assessment, 144A, 2019,
4.75%, 11/01/48 ................................................. $ 2,450,000 $ 2,285,011
g
City of Celina , Sutton Fields II Public Improvement District , Special Assessment , 144A,
2019 , 4.25% , 9/01/49 ............................................... 3,065,000 2,611,533
City of Corpus Christi , Utility System , Revenue, Junior Lien , 2015 A , 5% , 7/15/40 ...
13,200,000 13,556,286
City of Dallas , DHFC - Briscoe Apartments LLC (The) , Revenue, Senior Lien , 2022 A ,
6% , 12/01/62 ..................................................... 19,000,000 19,584,877
g
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Senior Lien , 144A, 2022 A , 6% , 12/01/62 ................................ 18,040,000 17,691,375
City of Laredo , Waterworks & Sewer System , Revenue , 2016 , Refunding , 4% , 3/01/41
9,690,000 9,690,526
City of Leander ,
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/38 .................................................. 1,275,000 1,030,158
Oak Creek Public Improvement District, Special Assessment, 2020, Refunding,
3.25%, 9/01/44 .................................................. 1,460,000 1,088,414
g
City of Mesquite ,
Heartland Town Center Public Improvement District, Special Assessment, 144A,
2023, 5%, 9/01/43 ................................................ 816,000 816,494
Heartland Town Center Public Improvement District, Special Assessment, 144A,
2023, 5.125%, 9/01/52 ............................................ 288,000 285,175
g
City of Royse City ,
Waterscape Public Improvement District, Special Assessment, 144A, 2017, 5%,
9/15/48 ........................................................ 2,700,000 2,606,805
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.375%,
9/15/39 ........................................................ 610,000 569,889
Waterscape Public Improvement District, Special Assessment, 144A, 2019, 4.5%,
9/15/48 ........................................................ 1,260,000 1,134,584
Clifton Higher Education Finance Corp. ,
International Leadership of Texas, Inc., Revenue, 2022, PSF Guaranty, 4%, 8/15/42 2,150,000 2,104,241
International Leadership of Texas, Inc., Revenue, 2022, PSF Guaranty, 5%, 8/15/47 11,500,000 12,398,719
Community Independent School District , GO , 2022 B , PSF Guaranty , 4% , 2/15/50 ...
2,750,000 2,674,769
Conroe Local Government Corp. ,
Conroe Convention Center Hotel, Revenue, First Lien, 2021 A, 4%, 10/01/50 ..... 1,640,000 1,332,643
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/32 .... 90,000 103,620
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/33 .... 100,000 114,709
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/34 .... 100,000 114,469
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/35 .... 85,000 96,346
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 5%, 10/01/36 .... 85,000 95,480
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/41 .... 600,000 594,719
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/46 .... 700,000 663,571
Conroe Convention Center Hotel, Revenue, Third Lien, 2021 C, 4%, 10/01/50 .... 650,000 596,180
Dallas Fort Worth International Airport , Revenue , 2013 D , Refunding , 5.25% , 11/01/32
10,000,000 10,094,060
Del Valle Independent School District , GO , 2022 , PSF Guaranty , 4% , 6/15/47 ......
7,500,000 7,523,545
g
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 33,600,000 24,721,294
Forney Independent School District , GO , 2015 , Refunding , PSF Guaranty , 5% , 8/15/37
15,000,000 15,553,513
Frisco Independent School District , GO , 2016 , PSF Guaranty , 5% , 8/15/46 ........
20,000,000 20,723,562
Grand Parkway Transportation Corp. ,
Revenue, 2013 B, Zero Cpn., 10/01/45 .................................. 10,000,000 10,643,564
Revenue, 2018 A, 5%, 10/01/48 ....................................... 7,720,000 8,090,160
Gulf Coast Authority , Waste Management, Inc. , Revenue , 2003 B , 1.5% , 5/01/28 ....
2,000,000 1,749,748
Harris County Cultural Education Facilities Finance Corp. , Houston Methodist Hospital
Obligated Group , Revenue , 2015 , 5% , 12/01/45 ........................... 30,000,000 30,593,451
Harris County-Houston Sports Authority , Revenue, Senior Lien , 2020 A , Refunding ,
AGMC Insured , 3.125% , 11/15/56 ..................................... 5,000,000 3,758,340

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Harris-Waller Counties Municipal Utility District No. 4 ,
GO, 2022, 5%, 11/01/34 ............................................. $ 795,000 $ 825,452
GO, 2022, 5%, 11/01/38 ............................................. 840,000 847,260
GO, 2022, 5.25%, 11/01/41 .......................................... 1,435,000 1,453,272
GO, 2022, 5.5%, 11/01/44 ........................................... 2,010,000 2,051,878
GO, 2022, 5.5%, 11/01/48 ........................................... 5,445,000 5,509,590
Kaufman County Fresh Water Supply District No. 1-D ,
GO, 2021, 2.375%, 9/01/31 .......................................... 165,000 142,345
GO, 2021, 2.375%, 9/01/32 .......................................... 170,000 144,630
GO, 2021, 2.375%, 9/01/33 .......................................... 170,000 142,588
GO, 2021, 2.5%, 9/01/34 ............................................ 180,000 148,259
GO, 2021, 2.5%, 9/01/36 ............................................ 370,000 285,508
GO, 2021, 2.625%, 9/01/38 .......................................... 385,000 284,198
GO, 2021, 3%, 9/01/41 ............................................. 375,000 278,075
GO, 2021, 3%, 9/01/46 ............................................. 750,000 520,370
GO, 2021, 3%, 9/01/51 ............................................. 1,265,000 836,200
g
Lakeside Place PFC , Torrey Chase Apartments LP , Revenue , 144A, 2021 , 3.48% ,
12/15/39 ........................................................ 12,625,000 9,482,997
Lamar Consolidated Independent School District ,
GO, 2018, PSF Guaranty, 5%, 2/15/43 .................................. 30,000,000 31,559,760
GO, 2023, 4%, 2/15/53 ............................................. 5,000,000 4,714,018
Lower Colorado River Authority ,
LCRA Transmission Services Corp., Revenue, 2013 A, 5%, 5/15/36 ............ 1,290,000 1,290,789
LCRA Transmission Services Corp., Revenue, 2013 A, Pre-Refunded, 5%, 5/15/36 8,710,000 8,714,954
New Hope Cultural Education Facilities Finance Corp. ,
NCCD-Cain Hall Redevelopment I LLC, Revenue, 2016 A-1, 5%, 4/01/46 ........ 6,000,000 6,215,806
NCCD-College Station Properties LLC, Revenue, A, 5%, 7/01/47 .............. 10,000,000 8,500,000
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/39 ....................................................... 5,650,000 5,356,786
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/49 ....................................................... 11,470,000 10,162,776
Quality Senior Housing Foundation of East Texas, Inc., Revenue, 2019 A-1, 5%,
12/01/54 ....................................................... 230,000 199,908
Westminster Manor, Revenue, 2021, 4%, 11/01/49 ......................... 14,400,000 10,632,682
Newark Higher Education Finance Corp. , Abilene Christian University , Revenue , 2022
A , Refunding , 4% , 4/01/57 ........................................... 5,000,000 4,411,963
North East Texas Regional Mobility Authority , Revenue, Senior Lien , 2016 A , 5% ,
1/01/41 ......................................................... 16,750,000 16,920,208
North Harris County Regional Water Authority ,
Revenue, Senior Lien, 2016, Refunding, 4%, 12/15/41 ...................... 10,000,000 10,012,913
Revenue, Senior Lien, 2016, Refunding, 5%, 12/15/46 ...................... 18,460,000 19,222,688
North Texas Tollway Authority ,
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/35 ......... 10,000,000 10,307,527
North Texas Tollway System, Revenue, 2015 A, Refunding, 5%, 1/01/38 ......... 10,000,000 10,229,625
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/43 . 20,000,000 21,042,386
North Texas Tollway System, Revenue, First Tier, 2017 A, Refunding, 5%, 1/01/48 . 33,500,000 35,016,501
North Texas Tollway System, Revenue, First Tier, I, Pre-Refunded, 6.5%, 1/01/43 .. 25,000,000 26,379,140
North Texas Tollway System, Revenue, Second Tier, 2017 B, Refunding, 5%, 1/01/48 10,000,000 10,365,767
North Texas Tollway System, Revenue, Second Tier, 2018, Refunding, 5%, 1/01/48 25,250,000 26,393,035
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/37 .... 7,500,000 3,702,834
Special Projects System, Revenue, 2011 B, Pre-Refunded, Zero Cpn., 9/01/43 .... 7,500,000 2,359,993
Special Projects System, Revenue, 2011 C, Pre-Refunded, 6.75%, 9/01/45 ...... 25,000,000 32,704,162
Port Freeport , Revenue, Senior Lien , 2019 A , 5% , 6/01/49 .....................
4,000,000 4,108,495
San Antonio Education Facilities Corp. ,
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/46 ...... 13,705,000 11,735,546
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/51 ...... 3,765,000 3,116,284
University of the Incarnate Word, Revenue, 2021 A, Refunding, 4%, 4/01/54 ...... 1,035,000 840,831

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
San Antonio Public Facilities Corp. , City of San Antonio , Revenue , 2012 , Refunding ,
4% , 9/15/42 ...................................................... $ 36,500,000 $ 35,624,066
San Jacinto River Authority ,
Revenue, 2011, AGMC Insured, 5%, 10/01/32 ............................ 5,000,000 5,000,729
Revenue, 2011, AGMC Insured, 5%, 10/01/37 ............................ 3,000,000 3,000,209
Southwest Higher Education Authority, Inc. , Southern Methodist University , Revenue ,
2013 A , 5% , 10/01/38 ............................................... 24,380,000 24,484,281
Tarrant County Cultural Education Facilities Finance Corp. ,
CHRISTUS Health Obligated Group, Revenue, 2018 B, 5%, 7/01/43 ........... 10,000,000 10,388,911
CHRISTUS Health Obligated Group, Revenue, 2022 A, 4%, 7/01/53 ............ 3,100,000 2,903,483
CHRISTUS Health Obligated Group, Revenue, 2022 A, 5%, 7/01/53 ............ 15,000,000 15,868,540
Cook Children's Medical Center Obligated Group, Revenue, 2013 A, Refunding,
5.25%, 12/01/39 ................................................. 10,000,000 10,056,460
Texas Health Resources Obligated Group, Revenue, 2016 A, Refunding, 5%, 2/15/41 15,165,000 15,646,610
Tarrant County Health Facilities Development Corp. ,
Texas Health Resources Obligated Group, Revenue, 1994, FGIC Insured, ETM, 6%,
9/01/24 ........................................................ 1,825,000 1,866,429
Texas Department of Housing & Community Affairs , Revenue , 2023 A , GNMA Insured ,
5.25% , 1/01/53 ................................................... 14,000,000 14,694,221
Texas Municipal Gas Acquisition & Supply Corp. III ,
Revenue, 2021, Refunding, 5%, 12/15/29 ................................ 12,715,000 13,323,596
Revenue, 2021, Refunding, 5%, 12/15/32 ................................ 10,350,000 10,933,121
Texas Transportation Commission ,
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/48 ...... 6,250,000 1,574,023
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/49 ...... 5,000,000 1,189,962
State Highway 249 System, Revenue, First Tier, 2019 A, Zero Cpn., 8/01/50 ...... 5,500,000 1,232,802
Texas Water Development Board ,
State Water Implementation Revenue Fund for Texas, Revenue, 2018 B, 4%,
10/15/43 ....................................................... 25,000,000 25,050,173
State Water Implementation Revenue Fund for Texas, Revenue, 2019 A, 4%,
10/15/49 ....................................................... 20,000,000 19,617,346
State Water Implementation Revenue Fund for Texas, Revenue, 2022, 5%, 10/15/47 16,050,000 17,803,846
g
Town of Little Elm ,
Valencia Public Improvement District, Special Assessment, 144A, 2021, 3.125%,
9/01/41 ........................................................ 708,000 521,817
Valencia Public Improvement District, Special Assessment, 144A, 2021, 4%, 9/01/47 831,000 689,169
Town of Ponder ,
Ponder Public Improvement District No. 1, Special Assessment, 2017, 5%, 9/01/45 500,000 486,201
Ponder Public Improvement District No. 1, Special Assessment, 2017, 5%, 9/01/47 865,000 838,462
West Travis County Public Utility Agency , Revenue , 2017 , Refunding , BAM Insured ,
4% , 8/15/41 ...................................................... 5,000,000 4,935,659
Westside 211 Special Improvement District ,
GO, Sub. Lien, 2021, 3%, 8/15/41 ..................................... 790,000 623,399
GO, Sub. Lien, 2021, 3%, 8/15/45 ..................................... 615,000 466,134
GO, Sub. Lien, 2021, 3%, 8/15/51 ..................................... 1,570,000 1,134,288
GO, Sub. Lien, 2022, 5.625%, 8/15/52 .................................. 1,065,000 1,100,087
925,286,449
Utah 1.0%
Central Utah Water Conservancy District ,
Revenue, 2017 B, Refunding, 4%, 10/01/37 .............................. 2,600,000 2,651,442
Revenue, 2017 B, Refunding, 4%, 10/01/38 .............................. 10,000,000 10,160,284
City of Salt Lake City ,
Airport, Revenue, 2017 A, 5%, 7/01/47 .................................. 11,140,000 11,380,867
Airport, Revenue, 2018 A, 5%, 7/01/48 .................................. 13,860,000 14,228,616
Airport, Revenue, 2018 A, 5.25%, 7/01/48 ............................... 10,000,000 10,380,240
Airport, Revenue, 2021 A, 5%, 7/01/51 .................................. 10,000,000 10,363,376

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
Jordan Valley Water Conservancy District , Revenue , 2017 B , Refunding , 4% , 10/01/41
$ 6,000,000 $ 6,034,142
University of Utah (The) , Revenue , 2022 A , 5% , 8/01/46 ......................
9,645,000 10,646,267
Utah Infrastructure Agency ,
Revenue, 2021, 3%, 10/15/26 ........................................ 550,000 526,852
Revenue, 2021, 4%, 10/15/28 ........................................ 350,000 345,297
Revenue, 2021, 4%, 10/15/32 ........................................ 540,000 522,793
Revenue, 2021, 4%, 10/15/38 ........................................ 500,000 440,528
Revenue, 2021, 4%, 10/15/41 ........................................ 1,450,000 1,217,993
Revenue, 2021, 3%, 10/15/45 ........................................ 2,000,000 1,304,153
Revenue, 2022, 5%, 10/15/37 ........................................ 1,200,000 1,210,300
Revenue, 2022, 5%, 10/15/46 ........................................ 3,650,000 3,463,078
Utah Municipal Power Agency , Revenue , 2016 B , 5% , 7/01/38 ..................
10,000,000 10,496,470
95,372,698
Vermont 0.1%
Vermont Educational & Health Buildings Financing Agency ,
President & Fellows of Middlebury College, Revenue, 2020, Refunding, 5%, 11/01/49 4,000,000 4,246,928
University of Vermont Health Network Obligated Group, Revenue, 2016 A,
Refunding, 5%, 12/01/36 ........................................... 5,000,000 5,208,231
9,455,159
Virginia 0.4%
Amelia County Industrial Development Authority , Waste Management, Inc. , Revenue ,
2002 , Refunding , 1.45% , 4/01/27 ...................................... 2,350,000 2,114,217
Hampton Roads Transportation Accountability Commission , Revenue, Senior Lien ,
2020 A , 5% , 7/01/60 ................................................ 19,000,000 20,677,630
Virginia Resources Authority , Revenue , 2012 A , 5% , 11/01/39 ..................
70,000 70,063
Virginia Small Business Financing Authority ,
Capital Beltway Express LLC, Revenue, Senior Lien, 2022, Refunding, 5%, 12/31/57 10,000,000 9,998,616
Elizabeth River Crossings OpCo LLC, Revenue, Senior Lien, 2022, Refunding, 4%,
1/01/39 ........................................................ 5,520,000 5,199,779
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
4%, 1/01/51 .................................................... 4,000,000 3,428,916
41,489,221
Washington 2.4%
f
Align Capital Trust , Revenue , 2020-4A , Mandatory Put , 3.75% , 1/01/26 ........... 10,482,247 9,995,809
City of Seattle ,
Municipal Light & Power, Revenue, 2017 C, Refunding, 4%, 9/01/36 ............ 22,170,000 22,698,779
Municipal Light & Power, Revenue, 2018 A, 4%, 1/01/42 ..................... 10,855,000 10,857,204
Everett Housing Authority , Revenue , 2022 , Refunding , 4% , 7/01/37 ..............
34,480,000 33,094,249
NJB Properties , Revenue , 2006 A , 5% , 12/01/36 ............................
5,000 5,005
Port of Seattle ,
Revenue, 2018 A, 5%, 5/01/38 ........................................ 15,000,000 15,434,220
Revenue, 2019, 4%, 4/01/44 ......................................... 4,000,000 3,703,139
Revenue, 2021 C, Refunding, 5%, 8/01/46 ............................... 11,915,000 12,566,970
University of Washington , Revenue , 2018 , 5% , 4/01/48 .......................
29,450,000 30,934,033
Washington Health Care Facilities Authority ,
Fred Hutchinson Cancer Center Obligated Group, Revenue, 2020, Refunding, 4%,
9/01/45 ........................................................ 2,610,000 2,470,214
g
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/29 ....................................................... 250,000 275,967
g
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/30 ....................................................... 265,000 295,279
g
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 5%,
12/01/33 ....................................................... 250,000 277,466

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington Health Care Facilities Authority, (continued)
g
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 3%,
12/01/34 ....................................................... $ 300,000 $ 280,879
g
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/40 ....................................................... 870,000 858,085
g
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/45 ....................................................... 1,200,000 1,135,329
g
Fred Hutchinson Cancer Center Obligated Group, Revenue, 144A, 2021, 4%,
12/01/48 ....................................................... 910,000 842,942
Multicare Health System Obligated Group, Revenue, 2017 B, Refunding, 4%, 8/15/41 25,000,000 23,818,268
Providence St. Joseph Health Obligated Group, Revenue, 2012 A, 5%, 10/01/42 .. 10,175,000 10,035,663
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, 5%, 10/01/41 .. 9,685,000 9,675,465
Providence St. Joseph Health Obligated Group, Revenue, 2014 D, Pre-Refunded,
5%, 10/01/41 ................................................... 315,000 322,613
Washington Higher Education Facilities Authority , Seattle Pacific University , Revenue ,
2020 A , Refunding , 5% , 10/01/42 ...................................... 3,800,000 3,799,039
Washington State Convention Center Public Facilities District , Lodging Tax , Revenue ,
2021 B , Refunding , 4% , 7/01/43 ....................................... 14,855,000 13,563,760
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 21,387,535 20,089,211
g
Madison at Rivers Edge Apartments LLC, Revenue, 144A, 2021 A, 3.65%, 1/01/37 2,965,000 2,385,909
229,415,497
West Virginia 0.7%
Berkeley County Public Service Sewer District , Revenue , 2016 B , Refunding , BAM
Insured , 5% , 6/01/36 ............................................... 1,000,000 1,053,197
West Virginia Hospital Finance Authority ,
Cabell Huntington Hospital Obligated Group, Revenue, 2018 A, Refunding, 5%,
1/01/43 ........................................................ 13,250,000 12,799,043
Vandalia Health, Inc. Obligated Group, Revenue, 2019 A, Refunding, 5%, 9/01/38 . 3,040,000 3,110,407
West Virginia United Health System Obligated Group, Revenue, 2017 A, 5%, 6/01/47 17,190,000 17,388,895
West Virginia United Health System Obligated Group, Revenue, 2018 A, 5%, 6/01/52 20,700,000 20,868,122
West Virginia Water Development Authority ,
Revenue, 2016 A, Refunding, 5%, 10/01/36 .............................. 5,000,000 5,288,734
Revenue, 2016 A, Refunding, 5%, 10/01/45 .............................. 5,435,000 5,703,952
66,212,350
Wisconsin 4.0%
Public Finance Authority ,
g
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 21,085,631 16,792,029
2017 IAVF Rubix LLC, Revenue, 2020 A, 4.25%, 12/01/50 ................... 3,750,000 2,899,668
ACTS Retirement-Life Communities, Inc. Obligated Group, Revenue, 2020 A, 5%,
11/15/41 ....................................................... 1,205,000 1,157,136
g
AL-FL Portfolio Obligated Group, Revenue, 144A, 2021 A, 3.4%, 12/01/36 ....... 39,000,000 31,396,876
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/46 ........................................................ 5,075,000 4,243,955
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/51 ........................................................ 5,705,000 4,645,299
Appalachian Regional Healthcare System Obligated Group, Revenue, 2021 A, 4%,
7/01/56 ........................................................ 2,250,000 1,789,337
Blue Ridge Healthcare Obligated Group, Revenue, 2020 A, Refunding, 3%, 1/01/50 2,185,000 1,567,201
CFC-SA LLC, Revenue, Senior Lien, 2022 A, 5%, 2/01/62 ................... 10,000,000 9,863,565
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/41 .......... 1,000,000 876,292
Coral Academy of Science Las Vegas, Revenue, 2021 A, 4%, 7/01/61 .......... 10,000,000 7,811,917
f
Duke Energy Progress LLC, Revenue, 2022 B, Refunding, Mandatory Put, 4%,
10/01/30 ....................................................... 2,200,000 2,259,028
EMU Campus Living LLC, Revenue, 2022 A-1, BAM Insured, 5.5%, 7/01/52 ...... 5,000,000 5,419,836

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
EMU Campus Living LLC, Revenue, 2022 A-1, BAM Insured, 5.625%, 7/01/55 .... $ 6,620,000 $ 7,230,738
g
FAH Tree House LLC, Revenue, 144A, 2023 A, 6.5%, 8/01/53 ................ 22,945,000 22,963,595
g
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 42,800,000 42,800,000
g
Hope Housing Foundation Obligated Group, Revenue, 144A, 2022 A, 3.8%, 12/01/37 24,375,000 19,683,042
g
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 A, 6.5%, 12/01/52 ..... 22,565,000 22,416,744
g
Pine Forest 2022 Obligated Group, Revenue, 144A, 2022 B, 7.5%, 12/01/29 ..... 2,645,000 2,631,878
RED River Valley Alliance LLC, Revenue, 2021, 4%, 9/30/51 ................. 730,000 601,340
RED River Valley Alliance LLC, Revenue, 2021, 4%, 3/31/56 ................. 30,185,000 24,260,762
Renown Regional Medical Center, Revenue, 2020 A, Refunding, 4%, 6/01/45 ..... 14,000,000 12,523,652
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/39 ............................................ 4,755,000 4,481,608
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/41 ............................................ 5,145,000 4,796,145
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/46 ............................................ 11,980,000 10,781,268
Southeastern Regional Medical Center Obligated Group, Revenue, 2021 A,
Refunding, 4%, 2/01/51 ............................................ 2,000,000 1,750,886
Triad Educational Services, Inc., Revenue, 2022, 5.25%, 6/15/52 .............. 1,610,000 1,598,738
Triad Educational Services, Inc., Revenue, 2022, 5.375%, 6/15/57 ............. 1,550,000 1,541,391
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/41 ............ 1,280,000 1,091,950
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/51 ............ 10,000 7,838
Triad Math & Science Academy Co., Revenue, 2021 A, 4%, 6/15/61 ............ 6,000,000 4,471,501
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/41 ........................................... 1,010,000 819,731
United Methodist Retirement Homes, Inc. Obligated Group (The), Revenue, 2021 A,
Refunding, 4%, 10/01/51 ........................................... 2,185,000 1,592,350
f,g
WV 2020 Holdings LLC Obligated Group, Revenue, 144A, 2020 A-2, Mandatory Put,
4%, 12/01/35 ................................................... 29,600,000 24,921,326
Wisconsin Center District , Revenue, Junior Lien , 2020 D , AGMC Insured , Zero Cpn.,
12/15/45 ........................................................ 20,000,000 6,783,130
Wisconsin Health & Educational Facilities Authority ,
Ascension Health Credit Group, Revenue, 2013 B-2, 4%, 11/15/43 ............. 12,045,000 11,539,863
Children's Hospital of Wisconsin Obligated Group, Revenue, 2017, Refunding, 4%,
8/15/42 ........................................................ 15,000,000 14,621,471
Marshfield Clinic Health System Obligated Group, Revenue, 2017 C, Refunding, 5%,
2/15/47 ........................................................ 20,000,000 19,904,456
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/47 .................................................... 5,200,000 3,769,071
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/57 .................................................... 1,400,000 947,817
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/36 ........................................................ 530,000 461,338
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/41 ........................................................ 510,000 423,777
St. John's Communities, Inc. Obligated Group, Revenue, 2021 B, Refunding, 4%,
9/15/45 ........................................................ 475,000 376,657
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/36 ........................................................ 775,000 664,603
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/41 ........................................................ 770,000 628,189
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/45 ........................................................ 650,000 505,065
Thedacare, Inc. Obligated Group, Revenue, 2019, Refunding, 4%, 12/15/37 ...... 5,135,000 5,156,596
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/46 ...... 895,000 703,033
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/51 ...... 1,335,000 1,016,434

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Wisconsin Masonic Home Obligated Group, Revenue, 2021 A, 4%, 8/15/55 ...... $ 1,760,000 $ 1,308,074
372,498,196
U.S. Territories 3.3%
District of Columbia 2.2%
District of Columbia ,
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/24 ..................... 12,120,000 12,135,368
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/25 ..................... 7,000,000 7,008,614
Revenue, 2006 B-1, BHAC, FGIC Insured, 5%, 2/01/26 ..................... 9,950,000 9,958,748
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/42 .......... 20,535,000 21,113,459
Catholic University of America (The), Revenue, 2017 B, 5%, 10/01/47 .......... 25,110,000 25,652,805
Catholic University of America (The), Revenue, 2018, Refunding, 5%, 10/01/43 ... 4,000,000 4,129,971
International School Obligated Group, Revenue, 2019, 5%, 7/01/49 ............ 1,000,000 1,001,788
International School Obligated Group, Revenue, 2019, 5%, 7/01/54 ............ 1,905,000 1,892,828
Tobacco Settlement Financing Corp., Revenue, 2001, 6.5%, 5/15/33 ........... 4,590,000 4,689,642
Water & Sewer Authority, Revenue, Senior Lien, 2018 A, 5%, 10/01/49 .......... 25,000,000 26,511,050
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2018 A, Refunding, 5%, 10/01/48 ....................... 10,275,000 10,590,179
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/49 ....................... 24,750,000 25,606,506
Dulles Toll Road, Revenue, Second Lien, 2009 C, Pre-Refunded, AGMC Insured,
6.5%, 10/01/41 .................................................. 25,000,000 28,086,310
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/49 ........ 13,555,000 12,743,553
Washington Metropolitan Area Transit Authority , Dedicated , Revenue , 2021 A , 4% ,
7/15/43 ......................................................... 12,775,000 12,826,236
203,947,057
Puerto Rico 1.1%
HTA HRRB Custodial Trust ,
Revenue, 2007 CC, 5.5%, 7/01/28 ..................................... 2,500,000 2,577,786
Revenue, 2007 CC, 5.25%, 7/01/34 .................................... 2,385,000 2,401,765
Revenue, 2007 CC, 5.25%, 7/01/36 .................................... 11,980,000 12,074,362
HTA TRRB Custodial Trust ,
Revenue, 2005 L, 5.25%, 7/01/41 ..................................... 14,485,000 14,626,241
Revenue, 2007 N, 5.25%, 7/01/36 ..................................... 2,725,000 2,746,464
Revenue, 2007 N, 5.25%, 7/01/39 ..................................... 110,199 111,197
PR Custodial Trust , Revenue , 2002 A , 5.5% , 7/01/29 .........................
3,594,661 3,559,849
Puerto Rico Electric Power Authority ,
j
Revenue, 2012 A, 5%, 7/01/42 ........................................ 18,925,000 13,342,125
Revenue, VV, Refunding, NATL Insured, 5.25%, 7/01/32 .................... 5,780,000 5,806,703
j
Revenue, XX, 5.25%, 7/01/40 ........................................ 15,000,000 10,575,000
Puerto Rico Highway & Transportation Authority ,
Revenue, 2022 A, 5%, 7/01/62 ........................................ 698,767 674,871
Revenue, 2022 B, Zero Cpn., 7/01/32 ................................... 454,104 285,518
Revenue, 2022 C, Zero Cpn., 7/01/53 .................................. 776,785 464,158
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 3,500,000 3,550,917
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 27,576,000 26,627,465

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... $ 5,593,000 $ 5,206,854
104,631,275
Total U.S. Territories .................................................................... 308,578,332
Total Municipal Bonds (Cost $9,400,647,932) ...................................
9,133,858,369
Total Long Term Investments (Cost $9,463,027,091) .............................
9,196,898,099
a
a a a a
Short Term Investments 0.9%
Municipal Bonds 0.9%
Arizona 0.3%
k
Maricopa County Pollution Control Corp. , Arizona Public Service Co. , Revenue , 2009
D , Refunding , Daily VRDN and Put , 4.1% , 5/01/29 ......................... 25,070,000 25,070,000
California 0.0%
†
k
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 3.05% , 10/01/41 .................................. 3,800,000 3,800,000
k
University of California , Revenue , 2013 AL-3 , Refunding , Daily VRDN and Put , 3.4% ,
5/15/48 ......................................................... 1,000,000 1,000,000
4,800,000
Colorado 0.0%
†
k
City & County of Denver , COP , 2008 A-1 , Refunding , SPA JPMorgan Chase Bank
NA , Daily VRDN and Put , 3.8% , 12/01/29 ................................ 2,100,000 2,100,000
Connecticut 0.0%
†
k
Connecticut State Health & Educational Facilities Authority , Yale University , Revenue ,
2001 V-2 , Daily VRDN and Put , 2.95% , 7/01/36 ........................... 400,000 400,000
Georgia 0.1%
k
Development Authority of Monroe County (The) , Florida Power & Light Co. , Revenue ,
2002 , Refunding , Daily VRDN and Put , 3.85% , 9/01/37 ..................... 5,800,000 5,800,000
Massachusetts 0.0%
†
k
Massachusetts Health & Educational Facilities Authority , President and Fellows of
Harvard College , Revenue , R , Daily VRDN and Put , 2.8% , 11/01/49 ............ 2,800,000 2,800,000
Michigan 0.0%
†
k
University of Michigan , Revenue , 2012 D-1 , Daily VRDN and Put , 3.7% , 12/01/24 ...
2,400,000 2,400,000
Minnesota 0.2%
k
City of Minneapolis , Fairview Health Services Obligated Group , Revenue , 2018 C ,
Refunding , LOC Wells Fargo Bank NA , Daily VRDN and Put , 3.75% , 11/15/48 .... 14,500,000 14,500,000
New Jersey 0.1%
k
New Jersey Health Care Facilities Financing Authority ,
Virtua Health Obligated Group, Revenue, 2009 B, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 2.85%, 7/01/43 ................................. 2,900,000 2,900,000
Virtua Health Obligated Group, Revenue, 2009 C, LOC JPMorgan Chase Bank NA,
Daily VRDN and Put, 2.8%, 7/01/43 .................................. 3,800,000 3,800,000
6,700,000
New York 0.1%
k
City of New York , GO , 2020 B-3 , Daily VRDN and Put , 3.97% , 10/01/46 ...........
6,515,000 6,515,000
k
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 3.65% , 1/01/34 2,900,000 2,900,000

Franklin Federal Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
New York (continued)
k
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2022 DD , Refunding , Daily VRDN and Put , 3.97% , 6/15/33 ................... $ 900,000 $ 900,000
k
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 B-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 3.75% , 8/01/42 .......... 1,300,000 1,300,000
11,615,000
North Carolina 0.0%
†
k
Charlotte-Mecklenburg Hospital Authority (The) ,
Atrium Health Obligated Group, Revenue, 2007 B, Refunding, SPA JPMorgan Chase
Bank NA, Daily VRDN and Put, 3.8%, 1/15/38 ........................... 2,800,000 2,800,000
Atrium Health Obligated Group, Revenue, 2018 G, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 3.8%, 1/15/48 .................................. 500,000 500,000
Atrium Health Obligated Group, Revenue, 2018 H, SPA JPMorgan Chase Bank NA,
Daily VRDN and Put, 3.8%, 1/15/48 .................................. 2,000,000 2,000,000
5,300,000
Ohio 0.1%
k
County of Allen Hospital Facilities , Bon Secours Mercy Health, Inc. , Revenue , 2010 C ,
LOC Bank of Montreal , Daily VRDN and Put , 3.7% , 6/01/34 .................. 5,500,000 5,500,000
Pennsylvania 0.0%
†
k
Allegheny County Higher Education Building Authority , Carnegie Mellon University ,
Revenue , 2008 A , Refunding , SPA Bank of New York Mellon (The) , Daily VRDN and
Put , 3.77% , 12/01/37 ............................................... 500,000 500,000
Total Municipal Bonds (Cost $87,485,000) ......................................
87,485,000
Total Short Term Investments (Cost $87,485,000 ) ................................
87,485,000
a
Total Investments (Cost $9,550,512,091) 99.2% ..................................
$9,284,383,099
Other Assets, less Liabilities 0.8% .............................................
69,183,443
Net Assets 100.0% ...........................................................
$9,353,566,542
See Abbreviations on page 59 .
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
c
See Note 1(c) regarding senior floating rate interests.
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
e
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
f
The maturity date shown represents the mandatory put date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2023, the aggregate value of these securities was $835,598,967, representing 8.9% of net assets.
h
The coupon rate shown represents the rate at period end.
i
Security purchased on a when-issued basis. See Note 1(b).
j
See Note 7 regarding defaulted securities.
k
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
April 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Federal Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $9,548,256,358
Cost - Non-controlled affiliates (Note 3f) ........................................................ 2,255,733
Value - Unaffiliated issuers .................................................................. $9,282,401,889
Value - Non-controlled affiliates (Note 3f) ........................................................ 1,981,210
Cash .................................................................................... 914,034
Receivables:
Capital shares sold ........................................................................ 3,915,656
Interest ................................................................................. 119,959,949
Total assets .......................................................................... 9,409,172,738
Liabilities:
Payables:
Investment securities purchased .............................................................. 33,035,918
Capital shares redeemed ................................................................... 14,107,111
Management fees ......................................................................... 3,530,848
Distribution fees .......................................................................... 964,958
Transfer agent fees ........................................................................ 1,241,614
Trustees' fees and expenses ................................................................. 70
Distributions to shareholders ................................................................. 2,191,422
Accrued expenses and other liabilities ........................................................... 534,255
Total liabilities ......................................................................... 55,606,196
Net assets, at value ................................................................. $9,353,566,542
Net assets consist of:
Paid-in capital ............................................................................. $10,338,980,453
Total distributable earnings (losses) ............................................................. (985,413,911)
Net assets, at value ................................................................. $9,353,566,542

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
April 30, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Federal Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $1,940,290,497
Shares outstanding ........................................................................ 180,955,015
Net asset value per share
a
.................................................................. $10.72
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.14
Class A1:
Net assets, at value ....................................................................... $5,215,087,376
Shares outstanding ........................................................................ 486,349,553
Net asset value per share
a
.................................................................. $10.72
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $11.14
Class C:
Net assets, at value ....................................................................... $246,760,430
Shares outstanding ........................................................................ 23,030,855
Net asset value and maximum offering price per share
a
............................................. $10.71
Class R6:
Net assets, at value ....................................................................... $952,886,967
Shares outstanding ........................................................................ 88,805,029
Net asset value and maximum offering price per share ............................................. $10.73
Advisor Class:
Net assets, at value ....................................................................... $998,541,272
Shares outstanding ........................................................................ 93,029,745
Net asset value and maximum offering price per share ............................................. $10.73
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Federal Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended April 30, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Federal Tax-
Free Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3f) ............................................................. $56,525
Interest:
Unaffiliated issuers ........................................................................ 385,874,888
Total investment income ................................................................... 385,931,413
Expenses:
Management fees (Note 3 a ) ................................................................... 43,266,773
Distribution fees: (Note 3c )
    Class A ................................................................................ 4,694,183
    Class A1 ............................................................................... 5,592,370
    Class C ................................................................................ 1,850,214
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,232,260
    Class A1 ............................................................................... 3,691,784
    Class C ................................................................................ 188,517
    Class R6 ............................................................................... 159,100
    Advisor Class ............................................................................ 750,909
Custodian fees (Note 4 ) ...................................................................... 54,904
Reports to shareholders fees .................................................................. 159,507
Registration and filing fees .................................................................... 370,167
Professional fees ........................................................................... 224,087
Trustees' fees and expenses .................................................................. 114,212
Other .................................................................................... 1,597,491
Total expenses ......................................................................... 63,946,478
Expense reductions (Note 4 ) ............................................................... (84,652)
Expenses waived/paid by affiliates (Note 3f and 3g) .............................................. (5,998)
Net expenses ......................................................................... 63,855,828
Net investment income ................................................................ 322,075,585
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (202,703,894)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (53,041,256)
Non-controlled affiliates (Note 3f) ............................................................ (12,035)
Net change in unrealized appreciation (depreciation) ............................................ (53,053,291)
Net realized and unrealized gain (loss) ............................................................ (255,757,185)
Net increase (decrease) in net assets resulting from operations .......................................... $66,318,400

Franklin Federal Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Federal Tax-Free Income Fund
Year Ended
April 30, 2023
Year Ended
April 30, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $322,075,585 $310,875,375
Net realized gain (loss) ................................................. (202,703,894) (12,236,135)
Net change in unrealized appreciation (depreciation) ........................... (53,053,291) (1,316,689,075)
Net increase (decrease) in net assets resulting from operations ................ 66,318,400 (1,018,049,835)
Distributions to shareholders:
Class A ............................................................. (59,671,683) (50,616,434)
Class A1 ............................................................ (185,449,220) (183,188,514)
Class C ............................................................. (7,860,346) (9,318,428)
Class R6 ............................................................ (27,609,822) (12,467,766)
Advisor Class ........................................................ (38,577,120) (49,025,669)
Total distributions to shareholders .......................................... (319,168,191) (304,616,811)
Capital share transactions: (Note 2 )
Class A ............................................................. 67,070,974 386,756,931
Class A1 ............................................................ (892,032,423) 113,876,079
Class C ............................................................. (85,671,860) (159,312,706)
Class R6 ............................................................ 207,653,888 541,755,762
Advisor Class ........................................................ (350,007,043) (258,749,974)
Total capital share transactions ............................................ (1,052,986,464) 624,326,092
Net increase (decrease) in net assets ................................... (1,305,836,255) (698,340,554)
Net assets:
Beginning of year ....................................................... 10,659,402,797 11,357,743,351
End of year ........................................................... $9,353,566,542 $10,659,402,797

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Federal Tax-Free Income Fund (Fund) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company. The Fund
follows the accounting and reporting guidance in Financial
Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment
Companies (ASC 946) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including,
but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6 and Advisor
Class. Class C shares automatically convert to Class A
shares on a monthly basis, after they have been held for
8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities and exchange traded funds listed on an
exchange or on the NASDAQ National Market System are
valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC)
securities are valued within the range of the most recent
quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according
to the broadest and most representative market. Certain
equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
The Fund purchases securities on a when-issued or delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Fund will generally purchase these
securities with the intention of holding the securities, they may sell the securities before the settlement date.

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the London InterBank Offered Rate (LIBOR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of April 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and
losses are recorded as an adjustment to interest income.
The Fund may receive other income from investments in
senior secured corporate loans or unfunded commitments,
including amendment fees, consent fees or commitment
fees. These fees are recorded as income when received by
the Fund. Dividend income is recorded on the ex-dividend
date. Dividends from net investment income are normally
declared daily; these dividends may be reinvested or paid
monthly to shareholders. Distributions from net realized
capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At April 3 0 , 202 3 , there were an unlimited number of shares authorized (without par value) . Transactions in the Fund’s shares were as follows:
Year Ended
April 30, 2023
Year Ended
April 30, 2022
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 80,664,051 $859,023,042 57,323,954 $697,775,073
Shares issued in reinvestment of distributions .......... 5,260,782 56,003,480 3,971,105 47,710,353
Shares issued on reorganization .................... — — 9,435,472 115,773,245
Shares redeemed ............................... (79,661,592) (847,955,548) (39,950,701) (474,501,740)
Net increase (decrease) .......................... 6,263,241 $67,070,974 30,779,830 $386,756,931
Class A1 Shares:
Shares sold ................................... 13,888,363 $147,952,934 15,054,327 $183,058,258
Shares issued in reinvestment of distributions .......... 15,422,978 164,226,746 13,599,254 163,664,895
Shares issued on reorganization .................... — — 49,975,706 613,201,912
Shares redeemed ............................... (113,136,532) (1,204,212,103) (70,691,180) (846,048,986)
Net increase (decrease) .......................... (83,825,191) $(892,032,423) 7,938,107 $113,876,079
Class C Shares:
Shares sold ................................... 2,880,634 $30,648,561 3,716,788 $45,280,773
Shares issued in reinvestment of distributions .......... 702,806 7,478,018 733,464 8,846,940
Shares issued on reorganization .................... — — 1,735,094 21,272,254
Shares redeemed
a
.............................. (11,633,559) (123,798,439) (19,274,981) (234,712,673)
Net increase (decrease) .......................... (8,050,119) $(85,671,860) (13,089,635) $(159,312,706)
Class R6 Shares:
Shares sold ................................... 43,587,106 $465,085,486 54,781,213 $651,782,854
Shares issued in reinvestment of distributions .......... 2,537,995 27,058,566 1,026,958 12,186,565
Shares issued on reorganization .................... — — 1,013,698 12,438,071
Shares redeemed ............................... (26,690,224) (284,490,164) (11,382,871) (134,651,728)
Net increase (decrease) .......................... 19,434,877 $207,653,888 45,438,998 $541,755,762
Advisor Class Shares:
Shares sold ................................... 38,621,159 $412,560,439 28,373,850 $343,733,860
Shares issued in reinvestment of distributions .......... 3,165,413 33,745,340 3,623,455 43,752,677
Shares issued on reorganization .................... — — 5,992,099 73,582,974
Shares redeemed ............................... (74,724,075) (796,312,822) (60,532,412) (719,819,485)
Net increase (decrease) .......................... (32,937,503) $(350,007,043) (22,543,008) $(258,749,974)
1. Organization and Significant Accounting Policies
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended April 30, 2023, the gross effective investment management fee rate was 0.447% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year :
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended April 30, 2023, the Fund paid transfer agent fees of $6,022,570, of which $2,425,993 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended April 30, 2023, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $70,964
CDSC retained .............................................................................. $291,127
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Federal Tax-Free Income Fund
Non-Controlled Affiliates
Dividends
Franklin Municipal Green Bond
ETF ................... $ 1,993,245 $ — $ — $ — $ (12,035) $ 1,981,210 83,000 $ 56,525
Total Affiliated Securities ... $1,993,245 $— $— $— $(12,035) $1,981,210 $56,525
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of each class until August 31, 2023.
h. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended April 30, 2023, these purchase and sale transactions aggregated $680,157,643 and $537,539,107, respectively, with net realized losses of
$13,625,386.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended April 30, 2023, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At April 30, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended April 30, 2023 and 2022, was as follows:
At April 30, 2023, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $303,550,254
Long term ................................................................................ 420,277,574
Total capital loss carryforwards ............................................................... $723,827,828
a
a
Includes $90,841,159 from the merged Franklin Florida Tax-Free Income Fund, Franklin Kentucky Tax-Free Income Fund and Franklin Tennessee Municipal Bond Fund,
which may be carried over to offset future capital gains, subject to certain limitations.
2023 2022
Distributions paid from:
Ordinary income .......................................................... $1 ,211,144 $—
Tax exempt income ........................................................ 317,957,047 304,616,811
$319,168,191 $304,616,811
Cost of investments .......................................................................... $9,552,164,368
Unrealized appreciation ........................................................................ $189,660,846
Unrealized depreciation ........................................................................ (457,442,115)
Net unrealized appreciation (depreciation) .......................................................... $(267,781,269)
3. Transactions with Affiliates
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended April 30, 2023, aggregated
$2,708,891,670 and $3,688,710,177, respectively.
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At April
30, 2023, the aggregate value of these securities was $23,917,125, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended April 30, 2023, the Fund did not use the
Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Distributable earnings:
Undistributed tax exempt income ................................................................. $8,571,163
5. Income Taxes
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. New Accounting Pronouncements
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848)
– Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the
FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of (LIBOR) and other interbank-offered based reference rates as of the end of
2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Federal Tax-Free Income Fund
Assets:
Investments in Securities:
Management Investment Companies ......... $ 1,981,210 $ — $ — $ 1,981,210
Corporate Bonds ........................ — — 36,095,986 36,095,986
Senior Floating Rate Interests ............... — — 24,962,534 24,962,534
Municipal Bonds ......................... — 9,133,858,369 — 9,133,858,369
Short Term Investments ................... — 87,485,000 — 87,485,000
Total Investments in Securities ........... $1,981,210 $9,221,343,369 $61,058,520 $9,284,383,099
9. Fair Value Measurements
(continued)

Franklin Federal Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
BHAC
Berkshire Hathaway Assurance Corp.
COP
Certificate of Participation
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LIBOR
London Inter-Bank Offered Rate
LOC
Letter of Credit
NATL
National Reinsurance Corp.
PSF
Permanent School Fund
SPA
Standby Purchase Agreement

Franklin Federal Tax-Free Income Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin Federal Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Federal Tax-Free Income Fund (the "Fund") as of April 30, 2023, the related statement of operations for the year ended April
30, 2023, the statements of changes in net assets for each of the two years in the period ended April 30, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
June 16, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Federal Tax-Free Income Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended April 30, 2023:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $317,957,047

Franklin Federal Tax-Free Income Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1982 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2005
and Lead Independent
Trustee since 2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric utility)
(2018-present), Devon Energy
Corporation (exploration and
production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of
the Board and
Trustee
Chairman of
the Board since
January 2023 and
Trustee since 2007
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice Chairman, Investment
Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 2013 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Independent Board Members
(continued)

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President
– AML
Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since June
2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Federal Tax-Free Income Fund

franklintempleton.com
Annual Report
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN FEDERAL TAX-FREE INCOME FUND
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager, as well as information on succession
planning where appropriate; the structure of investment
personnel compensation; oversight of third-party service
providers; investment performance reports and related
financial information for the Fund; reports on expenses and
shareholder services; legal and compliance matters; risk
controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the
Manager and its affiliates to US funds and other accounts,
including management’s explanation of differences among
accounts where relevant. The Board also reviewed and
considered an annual report on payments made by Franklin
Templeton (FT) or the Fund to financial intermediaries,
as well as a memorandum relating to third-party servicing
arrangements. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s
parent, and its commitment to the mutual fund business
as evidenced by its reassessment of the fund offerings in
response to the market environment and project initiatives
and capital investments relating to the services provided
to the Fund by the FT organization. The Board specifically
noted FT’s commitment to technological innovation and
advancement and investments to promote alternative
investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A
summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund
and all retail and institutional general and insured municipal debt funds. The Board noted that the Fund’s annualized
income return for the one-, three-, five- and 10-year periods was in the first (best) quintile and above the median of
its Performance Universe. The Board also noted that the
Fund’s annualized total return for the one-, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board concluded
that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
transfer agent expenses; underlying fund expenses; Rule
12b-1 and non-Rule 12b-1 service fees; and other non-
management fees. The Board also noted the quarterly
and annual reports it receives on all marketing support
payments made by FT to financial intermediaries. The
Board considered the actual total expense ratio and,
separately, the contractual management fee rate, without
the effect of fee waivers, if any (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual or
semi-annual report, which reflects historical asset levels
that may be quite different from those currently existing,
particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios
and Management Rates generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Broadridge to be an
appropriate measure of comparative fees and expenses.
The Broadridge Management Rate includes administrative
charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund
and for Class A shares for each other fund in the Expense
Group. The Board received a description of the methodology
used by Broadridge to select the mutual funds included in an
Expense Group.
The Expense Group for the Fund included the Fund and 12
other general and insured municipal debt funds. The Board
noted that the Management Rate for the Fund was above
the median and in the fifth quintile (most expensive) of its
Expense Group, but its actual total expense ratio was below
the median and in the first quintile (least expensive) of its
Expense Group. The Board concluded that the Management
Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board

Franklin Federal Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer
agent services, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of
scale, the Board noted the existence of management
fee breakpoints, which operate generally to share any
economies of scale with the Fund’s shareholders by
reducing the Fund’s effective management fees as the Fund
grows in size. The Board considered the Manager’s view that
any analyses of potential economies of scale in managing a
particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across
the FT family of funds as a whole. The Board concluded
that to the extent economies of scale may be realized by
the Manager and its affiliates, the Fund’s management fee
structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete Schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1116 A 06/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Federal Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $70,239 for the fiscal year ended April 30, 2023 and $73,023 for the fiscal year ended April 30, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended April 30, 2023, and $0 for the fiscal year ended April 30, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended April 30, 2023 and $5,296 for the fiscal year ended April 30, 2022. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $75,711 for the fiscal year ended April 30, 2023 and $243,743 for the fiscal year ended April 30, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, fees in connection with license for employee development tool ProEdge, fees in connection with a license for accounting and business knowledge platform Viewpoint and professional fees in connection with SOC 1 Reports.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $145,711 for the fiscal year ended April 30, 2023 and $249,039 for the fiscal year ended April 30, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee

of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  June 28, 2023